MERRILL LYNCH
                                                              SMALL CAP
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                               Annual Report
                                                               December 31, 2000

                       Merrill Lynch Small Cap Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, and Joseph T. Monagle Jr., Senior Vice President of Merrill Lynch Small Cap Index Fund, have recently retired. The Fund's Board of Directors wishes Messrs. Sunderland, Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information

Of the ordinary income distribution paid by Merrill Lynch Small Cap Index Fund to shareholders of record on December 8, 2000, 28.75% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gain distribution of $.625910 to shareholders of record on December 8, 2000. The entire distribution is subject to a maximum 20% tax rate.

Please retain this information for your records.

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

DEAR SHAREHOLDER

Fiscal Year in Review

As the millennium began, the small-capitalization sector, as measured by the unmanaged Russell 2000 Index, continued to post strong gains propelled by strength in the biotechnology and Internet-related groups. A strong rally that began in late February 2000 continued the Russell 2000 Index's momentum to new all-time highs, as for the first time it pushed above the 600 level during the first week of March. However, renewed weakness surfaced during the latter half of the month, just as the Federal Reserve Board was preparing to raise interest rates for the second time on March 24, 2000. Especially hard hit during this period was the Russell 2000 Index's technology sector, which showed weakness in the middle of the month, but crumbled as March drew to a close, taking the Index back to 539.09. The correction in the Russell 2000 Index technology sector intensified during each of the remaining three quarters, with this group suffering near double-digit losses. For the 12-month period ended December 31, 2000, the technology sector dropped by more than 40%, easily the worst-performing group in the Russell 2000 Index.

For the 12 months ended December 31, 2000, the Russell 2000 Index declined by 3.02%, a more moderate decline than either the Standard & Poor's 500 Index or the Dow Jones Industrial Average. Mitigating the downward spiral of the technology sector were the Russell 2000 Index's relatively greater weighting in the financial services group, which rose nearly 15% for the year, and the health care group, which posted a 46% gain.

For the year ended December 31, 2000, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of -2.41% and -2.56%, respectively. The Russell 2000 Index posted a total return of -3.02% for the same 12-month period. (Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

As of December 31, 2000, Merrill Lynch Small Cap Index Fund had net assets of $99.6 million, compared to $76.6 million as of December 31, 1999. Thus, despite moderate declines posted by Russell 2000 Index constituents throughout the year, strong inflows of net new cash into the Fund accounted for the 30% gain in its net assets.

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its investment by investing all of its assets in Master Small Cap Index Series. The Series is comprised of two principal investments. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts which are used as a mechanism to invest daily cash inflows. The Series uses futures as a way to maintain liquidity should the need arise in the event of Fund redemptions.

As of December 31, 2000, the Series had an equity portfolio valued at $160.8 million, which represents approximately 95% of the Series' total net assets. In addition, the Series held a long position of 33 Russell 2000 contracts with an underlying value of $8.1 million.

One of the ongoing strategies employed in management of the Series' assets is the conversion of long futures positions in the underlying equities at opportune times. On December 6, 2000, as a result of consistently positive cash inflows, we executed a sale of 80 December 2000 Russell 2000 futures contracts and simultaneously purchased a portfolio of underlying equities valued at $18.4 million. This accomplished two objectives for the Series. First, it allowed the Series to reduce its tracking error compared to the underlying Russell 2000 Index; in addition it eliminated the necessity of rolling the futures contracts into the March 2001 cycle at uneconomical levels.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 15, 2001


PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch Small Cap Index Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 17, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------
                                                                                  Shares Voted
                                                                                      For
-----------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:    Terry K. Glenn                       6,172,840
                                              M. Colyer Crum                       6,171,728
                                              Laurie S. Hodrick                    6,172,840
                                              Jack B. Sunderland                   6,170,763
                                              Stephen B. Swensrud                  6,172,840
                                              J. Thomas Touchton                   6,172,840
                                              Fred G. Weiss                        6,172,840
                                              Arthur Zeikel                        6,171,528

-------------------------------------------------------------------------------------------------------------------------
                                                                      Shares Voted        Shares Voted     Shares Voted
                                                                           For               Against          Abstain
-------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the
   Fund's independent auditors for the current fiscal year.             6,104,552            119,540            43,075
-------------------------------------------------------------------------------------------------------------------------


                                     2 & 3

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                                   6 Month       12 Month       Since Inception
As of December 31, 2000                         Total Return   Total Return      Total Return
=================================================================================================
ML Small Cap Index Fund Class A Shares*            -5.69%         -2.41%           +45.04%
-------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*            -5.76          -2.56            +43.82
-------------------------------------------------------------------------------------------------
Russell 2000 Index**                               -5.88          -3.02            +46.04
-------------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

Total Return Based on a $10,000 Investment

Class A & Class D Shares

      A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Russell 2000 Index. Beginning and ending values are:

                                                4/09/97**             12/00

ML Small Cap Index Fund+--
Class A Shares*                                 $10,000              $14,504
ML Small Cap Index Fund+--
Class D Shares*                                 $10,000              $14,382
Russell 2000 Index++                            $10,000              $14,603

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Trust may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Past performance is not predictive of future performance.

Average Annual Total Return

                                                                      % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/00                                               - 2.41%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/00                                  +10.49
--------------------------------------------------------------------------------

                                                                      % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 12/31/00                                               - 2.56%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/00                                  +10.24
--------------------------------------------------------------------------------


                                     4 & 5

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND             As of December 31, 2000
================================================================================================================================
Assets:                Investment in a Master Small Cap Index Series, at value
                       (identified cost--$103,954,556).....................................                         $ 99,630,919
                       Receivable from administrator.......................................                               15,911
                       Prepaid registration fees and other assets..........................                               37,839
                                                                                                                    ------------
                       Total assets........................................................                           99,684,669
                                                                                                                    ------------
================================================================================================================================
Liabilities:           Payables:
                         Administrator.....................................................         $ 22,143
                         Distributor.......................................................           12,253
                         Dividends and distributions to shareholders.......................              388              34,784
                                                                                                    --------
                       Accrued expenses and other liabilities..............................                               49,958
                                                                                                                    ------------
                       Total liabilities ..................................................                               84,742
                                                                                                                    ------------
================================================================================================================================
Net Assets:            Net assets..........................................................                         $ 99,599,927
                                                                                                                    ============
================================================================================================================================
Net Assets             Class A Shares of Common Stock, $.0001 par value,
Consist of:            125,000,000 shares authorized.......................................                         $        340
                       Class D Shares of Common Stock, $.0001 par value,
                       125,000,000 shares authorized.......................................                                  613
                       Paid-in capital in excess of par....................................                          105,197,588
                       Accumulated distributions in excess of investment income--net.......                              (26,777)
                       Accumulated distributions in excess of realized capital gains
                       on investments from the Series--net.................................                           (1,248,200)
                       Unrealized depreciation on investments from the Series--net.........                           (4,323,637)
                                                                                                                    ------------
                       Net assets..........................................................                         $ 99,599,927
                                                                                                                    ============
================================================================================================================================
Net Asset              Class A--Based on net assets of $35,544,196 and
Value:                 3,400,392 shares outstanding........................................                         $      10.45
                                                                                                                    ============
                       Class D--Based on net assets of $64,055,731 and
                       6,131,892 shares outstanding........................................                         $      10.45
                                                                                                                    ============
================================================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND             For the Year Ended December 31, 2000
================================================================================================================================
Investment Income:     Investment income allocated from the Series.........................                         $  2,011,845
                       Expenses allocated from the Series..................................                              (94,112)
                                                                                                                    ------------
                       Net investment income from the Series...............................                            1,917,733
                                                                                                                    ------------
================================================================================================================================
Expenses:              Administration fees.................................................        $ 291,834
                       Account maintenance fees--Class D...................................          151,822
                       Transfer agent fees.................................................           58,168
                       Printing and shareholder reports....................................           57,710
                       Registration fees...................................................           46,903
                       Professional fees...................................................           12,067
                       Amortization of organization expenses...............................            6,893
                       Accounting services.................................................            1,272
                       Directors' fees and expenses........................................              176
                       Other ..............................................................            1,044
                                                                                                   ---------
                       Total expenses before reimbursement.................................          627,889
                       Reimbursement of expenses...........................................          (78,625)
                                                                                                   ---------
                       Total expenses after reimbursement..................................                              549,264
                                                                                                                    ------------
                       Investment income--net..............................................                            1,368,469
                                                                                                                    ------------
================================================================================================================================
Realized &             Realized gain on investments from the Series--net...................                            5,966,986
Unrealized Gain        Change in unrealized appreciation/depreciation
(Loss) from the        on investments from the Series--net.................................                          (12,660,631)
Series--Net:                                                                                                        ------------
                       Net Decrease in Net Assets Resulting from Operations................                         $ (5,325,176)
                                                                                                                    ============
================================================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        For the Year
MERRILL LYNCH                                                                                         Ended December 31,
SMALL CAP                                                                                      --------------------------------
INDEX FUND             Increase (Decrease) in Net Assets:                                          2000                1999
===============================================================================================================================
Operations:            Investment income--net..............................................    $  1,368,469        $    758,076
                       Realized gain on investments from the Series--net...................       5,966,986           3,496,913
                       Change in unrealized appreciation/depreciation on
                       investments from the Series--net....................................     (12,660,631)          7,359,682
                                                                                               ------------        ------------
                       Net increase (decrease) in net assets resulting from
                       operations..........................................................      (5,325,176)         11,614,671
                                                                                               ------------        ------------
===============================================================================================================================
Dividends &            Investment income--net:
Distributions to         Class A...........................................................        (614,232)           (341,771)
Shareholders:            Class D...........................................................        (767,683)           (402,859)
                       In excess of investment income--net:
                         Class A...........................................................         (11,898)                 --
                         Class D...........................................................         (14,870)                 --
                       Realized gain on investments from the Series--net:
                         Class A...........................................................      (2,841,717)         (1,085,010)
                         Class D...........................................................      (4,245,305)         (1,532,245)
                       In excess of realized gain on investments from the Series--net:
                         Class A...........................................................        (500,503)                 --
                         Class D...........................................................        (747,713)                 --
                                                                                               ------------        ------------
                       Net decrease in net assets resulting from dividends and
                       distributions to shareholders.......................................      (9,743,921)         (3,361,885)
                                                                                               ------------        ------------
===============================================================================================================================
Capital Share          Net increase in net assets derived from capital share
Transactions:          transactions........................................................      38,118,310          19,235,069
                                                                                               ------------        ------------
===============================================================================================================================
Net Assets:            Total increase in net assets........................................      23,049,213          27,487,855
                       Beginning of year...................................................      76,550,714          49,062,859
                                                                                               ------------        ------------
                       End of year*........................................................    $ 99,599,927        $ 76,550,714
                                                                                               ============        ============
===============================================================================================================================
                       * Undistributed (accumulated distributions in excess of)
                         investment income--net............................................    $    (26,777)       $     13,446
                                                                                               ============        ============
===============================================================================================================================

                       See Notes to Financial Statements.


                                      6 & 7

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                                                                          ----------------------------------------------------
                     The following per share data and ratios have                     For the Year              For the Period
MERRILL LYNCH        been derived from information provided in the                 Ended December 31,         April 9, 1997+ to
SMALL CAP            financial statements.                               ------------------------------------    December 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:               2000           1999         1998          1997
================================================================================================================================
Per Share            Net asset value, beginning of period............    $  11.78       $  10.27     $  12.28         $  10.00
Operating                                                                --------       --------     --------         --------
Performance:         Investment income--net..........................         .16            .15          .13              .10
                     Realized and unrealized gain (loss) on
                     investments from the Series--net................        (.43)          1.94         (.59)            2.60
                                                                         --------       --------     --------         --------
                     Total from investment operations................        (.27)          2.09         (.46)            2.70
                                                                         --------       --------     --------         --------
                     Less dividends and distributions:
                       Investment income--net........................        (.17)          (.14)        (.13)            (.10)
                       In excess of investment income--net...........          --++           --         (.01)              --@
                       Realized gain on investments from the
                       Series--net...................................        (.76)            --           --               --
                       In excess of realized gain on investments
                       from the Series--net..........................        (.13)          (.44)       (1.41)            (.32)
                                                                         --------       --------     --------         --------
                     Total dividends and distributions...............       (1.06)          (.58)       (1.55)            (.42)
                                                                         --------       --------     --------         --------
                     Net asset value, end of period..................    $  10.45       $  11.78     $  10.27         $  12.28
                                                                         ========       ========     ========         ========
==============================================================================================================================
Total Investment     Based on net asset value per share..............       (2.41%)        20.79%       (3.14%)          27.04%+++
Return:                                                                  ========       ========     ========         ========
==============================================================================================================================
Ratios to Average    Expenses, net of reimbursement++................         .49%           .50%         .50%             .52%*
Net Assets:                                                              ========       ========     ========         ========
                     Expenses++......................................         .60%           .61%         .84%            1.00%*
                                                                         ========       ========     ========         ========
                     Investment income--net..........................        1.51%          1.50%        1.14%            1.45%*
                                                                         ========       ========     ========         ========
==============================================================================================================================
Supplemental         Net assets, end of period (in thousands)........    $ 35,544       $ 30,911     $ 18,122         $ 26,478
Data:                                                                    ========       ========     ========         ========
==============================================================================================================================

                                                                                                   Class D
                                                                          ----------------------------------------------------
                     The following per share data and ratios have                     For the Year              For the Period
                     been derived from information provided in                     Ended December 31,          April 9, 1997+ to
                     the financial statements.                           ------------------------------------    December 31,
                     Increase (Decrease) in Net Asset Value:               2000           1999         1998          1997
===============================================================================================================================
Per Share            Net asset value, beginning of period............    $  11.77       $  10.27     $  12.28         $  10.00
Operating                                                                --------       --------     --------         --------
Performance:         Investment income--net..........................         .14            .12          .11              .09
                     Realized and unrealized gain (loss) on
                     investments from the Series--net................        (.43)          1.94         (.60)            2.60
                                                                         --------       --------     --------         --------
                     Total from investment operations................        (.29)          2.06         (.49)            2.69
                                                                         --------       --------     --------         --------
                     Less dividends and distributions:
                       Investment income--net........................        (.14)          (.12)        (.11)            (.09)
                       In excess of investment income--net...........          --@            --           --@              --@
                       Realized gain on investments from the
                       Series--net...................................        (.76)            --           --               --
                       In excess of realized gain on investments
                     from the Series--net............................        (.13)          (.44)       (1.41)            (.32)
                                                                         --------       --------     --------         --------
                     Total dividends and distributions...............       (1.03)          (.56)       (1.52)            (.41)
                                                                         --------       --------     --------         --------
                     Net asset value, end of period..................    $  10.45       $  11.77     $  10.27         $  12.28
                                                                         ========       ========     ========         ========
==============================================================================================================================
Total Investment     Based on net asset value per share..............       (2.56%)        20.45%       (3.41%)          26.87%+++
Return:                                                                  ========       ========     ========         ========
==============================================================================================================================
Ratios to Average    Expenses, net of reimbursement++................         .74%           .74%         .75%             .77%*
Net Assets:                                                              ========       ========     ========         ========
                     Expenses++......................................         .85%           .86%        1.09%            1.25%*
                                                                         ========       ========     ========         ========

                     Investment income--net..........................        1.26%          1.24%         .88%            1.20%*
                                                                         ========       ========     ========         ========
==============================================================================================================================
Supplemental         Net assets, end of period (in thousands)........    $ 64,056       $ 45,640     $ 30,941         $ 38,778
Data:                                                                    ========       ========     ========         ========
==============================================================================================================================

                  * Annualized.
                  + Commencement of operations.
                 ++ Includes the Fund's share of the Series' allocated expenses.
                +++ Aggregate total investment return.
                  @ Amount is less than $.01 per share.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund as of December 31, 2000 was 58.9%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                                      8 & 9

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH SMALL CAP INDEX FUND

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and distributions in excess of net realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $9 have been reclassified between accumulated distributions in excess of net investment income and accumulated distributions in excess of net realized capital gains and $7 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net realized capital gains. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L. P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2000, FAM earned fees of $291,834, of which $78,625 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a division of Princeton Funds Distributor, Inc ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 2000 were $56,084,923 and $28,255,581, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $38,118,310 and $19,235,069 for the years ended December 31, 2000 and December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2000                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       3,157,931     $ 39,058,107
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         345,455        3,630,731
                                                  ------------     ------------
Total issued .................................       3,503,386       42,688,838
Shares redeemed ..............................      (2,728,080)     (31,864,699)
                                                  ------------     ------------
Net increase .................................         775,306     $ 10,824,139
                                                  ============     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,628,319     $ 27,696,362
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         118,208        1,282,561
                                                  ------------     ------------
Total issued .................................       2,746,527       28,978,923
Shares redeemed ..............................      (1,885,509)     (19,675,972)
                                                  ------------     ------------
Net increase .................................         861,018     $  9,302,951
                                                  ============     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2000                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       3,137,819     $ 38,277,700
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         492,163        5,172,636
                                                  ------------     ------------
Total issued .................................       3,629,982       43,450,336
Shares redeemed ..............................      (1,377,008)     (16,156,165)
                                                  ------------     ------------
Net increase .................................       2,252,974     $ 27,294,171
                                                  ============     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,711,657     $ 28,801,963
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         160,372        1,738,434
                                                  ------------     ------------
Total issued .................................       2,872,029       30,540,397
Shares redeemed ..............................      (2,005,895)     (20,608,279)
                                                  ------------     ------------
Net increase .................................         866,134     $  9,932,118
                                                  ============     ============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, Merrill Lynch Small Cap Index Fund (One of the series constituting Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund as of December 31, 2000, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2001


                                     10 & 11

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                   Master Small Cap Index Series
                   -------------------------------------------------------------------------
                                                                     Shares
Common Stocks      Issue                                              Held           Value
============================================================================================
                 + 1-800-FLOWERS.COM, Inc.                               849        $  3,502
                   1st Source Corporation                              1,767          32,248
                 + 24/7 Media, Inc.                                    4,623           2,456
                 + 3Dfx Interactive, Inc.                              4,381           1,095
                   the 3DO Company                                     5,638          14,800
                 + 4Kids Entertainment, Inc.                           1,908          17,053
                 + 99 Cents Only Stores                                2,003          54,832
                   A. Schulman, Inc.                                   4,775          54,913
                   A.O. Smith Corporation                              3,700          63,131
                   AAR Corp.                                           4,840          61,105
                 + ABIOMED, Inc.                                       3,126          75,805
                   ABM Industries, Inc.                                2,698          82,626
                 + ACNielsen Corporation                              10,276         372,505
                 + ACT Manufacturing, Inc.                             2,147          33,815
                 + ACTV, Inc.                                          5,688          24,174
                 + ADC Telecommunications, Inc.                            1              17
                 + ADE Corporation                                     1,513          26,667
                 + ADVO Systems, Inc.                                  3,362         149,189
                   AGCO Corporation                                   10,165         123,251
                 + AGENCY.COM Inc.                                     1,352           5,239
                   AGL Resources Inc.                                 10,514         231,965
                   AK Steel Holding Corporation                       16,216         141,890
                   ALLETE                                             14,017         347,797
                   AMCOL International Corporation                     7,484          35,549
                   AMCORE Financial, Inc.                              5,573         115,291
                   AMETEK, Inc.                                        5,865         152,123
                 + ANADIGICS, Inc.                                     5,432          88,949
                 + APAC Customer Services Inc.                         4,935          18,198
                 + ARIAD Pharmaceuticals, Inc.                         4,929          23,413
                 + ATMI, Inc.                                          4,506          87,867
                 + ATS Medical, Inc.                                   4,087          57,984
                 + AVANT Immunotherapeutics, Inc.                      8,478          58,286
                 + AVT Corporation                                     5,695          28,297
                 + AXT, Inc.                                           3,034         100,312
                   Aaron Rents, Inc.                                   2,595          36,492
                 + Abercrombie & Fitch Co. (Class A)                  17,043         340,860
                 + About.com, Inc.                                     2,833          76,314
                 + Acacia Research Corporation                         2,455          43,730
                 + Accredo Health, Incorporated                        2,090         104,892
                 + Accrue Software, Inc.                               1,875           4,687
                   The Ackerley Group, Inc.                            1,776          15,984
                 + Aclara Biosciences Inc.                             1,824          19,836
                 + Acme Communications, Inc.                           1,338          12,209
                 + Actel Corp.                                         3,932          95,105
                   Actuant Corporation (Class A)                       5,952          17,856
                 + Actuate Corporation                                10,320         197,370
                 + Adaptive Broadband Corporation                      6,933          42,465
                 + Adelphia Business Solutions, Inc.                   3,750          15,937
                 + Adept Technology, Inc.                              1,711          24,809
                 + Administaff, Inc.                                   3,574          97,213
                 + Advance Paradigm, Inc.                              4,656         211,848
                 + Advanced Digital Information Corporation            9,196         211,508
                 + Advanced Energy Industries, Inc.                    2,100          47,250
                 + Advanced Lighting Technologies, Inc.                2,537          16,808
                   Advanced Marketing Services, Inc.                   1,071          18,609
                 + Advanced Radio Telecom Corp.                        3,616           3,729
                 + Advanced Tissue Sciences, Inc.                     12,016          36,423
                   Advanta Corp.                                       4,840          42,652
                 + Advantage Learning Systems, Inc.                    1,621          54,506
                 + Advent Software, Inc.                               4,756         190,537
                 + Aeroflex Incorporated                               9,634         277,730
                 + Affiliated Managers Group, Inc.                     4,113         225,701
                 + Agribrands International, Inc.                      2,067         110,584
                   Airborne, Inc.                                      9,620          93,795
                 + Airgas, Inc.                                        9,308          63,411
                 + AirGate PCS, Inc.                                   1,810          64,255
                 + Airnet Communications Corporation                   1,138           7,681
                 + AirTran Holdings, Inc.                              9,388          68,063
                   Alabama National BanCorporation                     1,996          45,159
                 + Alamosa PCS Holdings, Inc.                          1,753          14,024
                 + Alaska Air Group, Inc.                              4,929         146,638
                 + Alaska Communications Systems Holdings, Inc.        1,250           9,062
                   Albany International Corp. (Class A)                3,000          40,312
                 + Albany Molecular Research, Inc.                     3,434         211,620
                   Albemarle                                           4,171         103,232
                   Alberto-Culver Company (Class B)                    6,587         282,006
                   Alexander & Baldwin, Inc.                           7,562         198,502
                 + Alexander's, Inc.                                     461          31,204
                   Alexandria Real Estate Equities, Inc.               1,940          72,144
                 + Alexion Pharmaceuticals, Inc.                       2,330         151,304
                   Alfa Corporation                                    7,194         132,190
                 + Allaire Corporation                                 2,658          13,373
                 + Alleghany Corporation                                 870         178,785
                 + Allen Telecom Inc.                                  4,946          88,719
                 + Alliance Pharmaceutical Corp.                       9,261          79,876
                 + Alliance Semiconductor Corporation                  4,560          51,585
                 + Alliant Techsystems Inc.                            2,786         185,965
                   Allied Capital Corporation                         13,498         281,771
                 + Allied Riser Communications Corporation             5,500          11,172
                 + Allos Therapeutics Inc.                               418           3,370
                 + Allscripts, Inc.                                    3,637          33,983
                   Alpharma, Inc. (Class A)                            4,555         199,851
                 + Amerco                                              1,384          27,161
                 + America West Holdings Corporation (Class B)         7,035          90,136
                 + American Axle & Manufacturing
                     Holdings, Inc.                                    1,527          12,121
                   American Capital Strategies, Ltd.                   4,328         109,011
                 + American Classic Voyages Co.                        1,486          20,804
                 + American Eagle Outfitters, Inc.                     4,380         185,055
                   American Financial Holdings, Inc.                   5,802         119,666
                 + American Freightways Corporation                      135           3,772
                   American Greetings Corporation (Class A)           12,304         116,119
                   American Industrial Properties REIT                 2,809          34,410
                 + American Italian Pasta Company (Class A)            2,815          75,477
                   American National Insurance Company                 2,019         147,387
                   American States Water Company                       2,229          82,194
                 + American Superconductor Corporation                 3,622         103,453
                 + American Technical Ceramics Corp.                     873           8,730
                 + American TeleSource International, Inc.             8,000           3,000
                 + AmeriCredit Corp.                                  14,005         381,636
                 + AmeriPath, Inc.                                     4,538         113,450
                 + AmeriSource Health Corporation (Class A)            9,361         472,730
                 + Ames Department Stores, Inc.                        3,779           5,432
                   Amli Residential Properties Trust                   2,356          58,164
                 + Ampal-American Israel Corporation
                     (Class A)                                         3,127          18,957
                 + Amylin Pharmaceuticals, Inc.                       10,033          79,010
                   Analogic Corporation                                  991          44,161
                   Analysts International Corporation                  3,459          13,187
                 + Anaren Microwave, Inc.                              4,084         274,394
                   Anchor Bancorp, Inc.                                4,334          69,344
                 + Anchor Gaming                                       1,748          68,172
                   Andover Bancorp, Inc.                               1,520          52,345
                 + Anixter International Inc.                          4,248          91,863
                 + AnnTaylor Stores Corporation                        4,887         121,870
                 + AnswerThink Consulting Group, Inc.                  5,958          21,598
                 + Antigenics Inc.                                       283           3,131
                 + Aperian, Inc.                                       2,333           1,531
                 + Aphton Corporation                                  2,411          43,398
                   Applebee's International, Inc.                      4,763         149,737
                 + Applica Incorporated                                3,792          18,486
                   Applied Industrial Technologies, Inc.               3,501          71,989
                   Applied Science and Technology, Inc.                2,537          30,444
                 + AppliedTheory Corporation                           1,563           3,126
                 + Apria Healthcare Group Inc.                         6,906         205,453
                   AptarGroup, Inc.                                    6,320         185,650
                 + Aradigm Corporation                                 3,600          52,650
                   Arch Chemicals, Inc.                                3,060          54,315
                   Arch Coal, Inc.                                     2,748          38,815
                 + Arch Wireless, Inc.                                 7,800           4,875
                   Arctic Cat Inc.                                     2,767          32,166
                   Arden Realty, Inc.                                 11,301         283,938
                   Area Bancshares Corporation                         2,170          35,805
                 + AremisSoft Corporation                              2,026          86,485
                   Argonaut Group, Inc.                                3,014          63,294
                 + Argosy Gaming Company                               4,339          83,255
                 + Arguss Communications, Inc.                         1,819          16,598
                 + Arkansas Best Corporation                           3,441          63,013
                 + Armor Holdings, Inc.                                2,575          44,902
                   Armstrong Holdings, Inc.                            4,100           8,456
                   Arnold Industries, Inc.                             3,070          55,260
                   Arrow International, Inc.                           1,896          71,426
                 + Artesyn Technologies, Inc.                          5,677          90,122
                 + ArthroCare Corporation                              3,737          72,871
                   Arthur J. Gallagher & Co.                           6,844         435,450
                   ArvinMeritor, Inc.                                 13,809         157,077
                 + Ask Jeeves, Inc.                                    3,671           8,948
                 + Aspect Medical Systems, Inc.                          890           7,676
                 + Aspen Technology, Inc.                              4,966         165,119
                 + Astec Industries, Inc.                              3,308          43,624
                   Astoria Financial Corporation                       8,779         476,809
                 + Asyst Technologies, Inc.                            5,799          77,924
                 + Atlantic Coast Airlines Holdings, Inc.              3,057         124,955
                 + Atlas Air, Inc.                                     2,701          88,120
                   Atmos Energy Corporation                            5,406         131,771
                 + Atwood Oceanics, Inc.                               1,857          81,355
                   Audiovox Corporation (Class A)                      3,373          30,357
                 + Aurora Biosciences Corporation                      3,650         114,747
                 + Aurora Food Inc.                                    2,168           5,284
                 + Avant! Corporation                                  7,530         137,893
                 + Avenue A, Inc.                                        673           1,220
                 + Avid Technology, Inc.                               4,683          85,538
                 + Avigen, Inc.                                        2,564          53,203
                 + Aviron                                              3,400         227,162
                 + Avis Rent A Car, Inc.                               4,394         143,080
                   Avista Corporation                                  9,156         187,698
                 + Avocent Corporation                                 7,879         212,733
                 + Aware, Inc.                                         3,012          53,463


                                    12 & 13

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Aztar Corporation                                   7,566        $ 97,885
                 + Azurix Corp.                                        6,559          53,702
                 + BARRA, Inc.                                         3,328         156,856
                 + BOK Financial Corporation                           1,718          36,507
                   BRE Properties, Inc.                                8,514         269,787
                   BSB Bancorp, Inc.                                   1,240          16,333
                 + BSQUARE Corporation                                 1,967          11,802
                 + BUY.COM                                             1,200             787
                 + Bacou USA, Inc.                                       603          15,678
                   Baldor Electric Company                             4,145          87,563
                   Baldwin & Lyons, Inc. (Class B)                     2,704          62,868
                   Ball Corporation                                    5,738         264,307
                 + Bally Total Fitness Holding Corporation             4,768         161,516
                   BancFirst Corporation                                 505          20,042
                   BancorpSouth, Inc.                                 14,820         180,619
                   Bandag, Incorporated                                1,998          81,044
                   Bank of Granite Corp.                               1,722          40,036
                   Bank United Corp. (Class A)                         6,221         424,194
                   Banta Corporation                                   4,132         105,035
                 + Barnes & Noble, Inc.                                8,801         233,226
                   Barnes Group Inc.                                   2,729          54,239
                 + barnesandnoble.com inc.                             3,294           4,323
                 + Barr Laboratories, Inc.                             3,629         264,690
                 + Barrett Resources Corporation                       5,579         316,957
                 + Basin Exploration, Inc.                             2,967          75,658
                 + Battle Mountain Gold Company                       28,767          48,544
                   Bay View Capital Corporation                        4,587          28,669
                 + Be Free, Inc.                                       5,470          11,966
                 + Beasley Broadcast Group, Inc. (Class A)             1,999          16,617
                 + bebe stores, inc.                                   1,058          22,615
                   Bedford Property Investors, Inc.                    2,889          58,502
                   Bel Fuse Inc.                                       1,388          47,192
                 + Belco Oil & Gas Corp.                               1,901          23,644
                   Belden Inc.                                         4,187         106,245
                 + Bell & Howell Company                               3,154          52,041
                 + Benchmark Electronics, Inc.                         3,212          72,471
                   Bergen Brunswig Corporation (Class A)              24,653         390,257
                   Berkley (W.R.) Corporation                          3,609         170,300
                   Berry Petroleum Company (Class A)                   2,827          37,811
                 + Bethlehem Steel Corporation                        20,508          35,889
                 + Beverly Enterprises, Inc.                          17,044         139,548
                 + Billing Concepts Corp.                              7,173          14,346
                   Bindley Western Industries, Inc.                    4,241         176,267
                 + BindView Development Corporation                    6,349          59,720
                 + BioCryst Pharmaceuticals, Inc.                      2,093          13,866
                 + BioMarin Pharmaceutical Inc.                        2,890          27,997
                 + Biopure Corporation                                 2,496          49,920
                 + Bio-Rad Laboratories, Inc. (Class A)                1,402          44,584
                 + Biosite Diagnostics Incorporated                    2,604         105,299
                 + Bio-Technology General Corp.                       10,585          74,757
                 + Black Box Corporation                               3,536         170,833
                   Black Hills Corporation                             3,590         160,653
                 + BlackRock, Inc.                                     3,595         150,990
                   Block Drug Company, Inc. (Class A)                  1,700          89,569
                 + Blount International, Inc.                          1,557          11,969
                 + Bluestone Software, Inc.                            2,695          40,762
                   Blyth, Inc.                                         6,150         148,369
                   Bob Evans Farms, Inc.                               6,011         128,109
                 + Boca Resorts, Inc. (Class A)                        4,679          67,261
                 + Bone Care International, Inc.                         849          14,698
                 + Borders Group, Inc.                                14,403         168,335
                   BorgWarner, Inc.                                    4,727         189,080
                 + Bottomline Technologies, Inc.                       1,536          39,456
                   Bowne & Co., Inc.                                   5,986          63,227
                 + Boyd Gaming Corporation                             5,934          20,398
                 + The Boyds Collection, Ltd.                         10,744         100,054
                   Boykin Lodging Company                              2,588          21,998
                   Brandywine Reality Trust                            6,675         138,089
                 + Braun Consulting, Inc.                              1,302           4,801
                 + Breakaway Solutions, Inc.                           1,755           1,536
                   Briggs & Stratton Corporation                       4,274         189,659
                 + Bright Horizons Family Solutions, Inc.              2,631          68,735
                 + Brightpoint, Inc.                                  10,713          37,495
                 + Brio Technology, Inc.                               3,181          13,420
                 + Broadbase Software, Inc.                            5,757          35,981
                 + Brokat AG (ADR) (b)                                   328           3,096
                   Brookline Bancorp, Inc.                             1,572          18,078
                 + Brooks Automation, Inc.                             2,976          83,514
                 + Brooktrout Inc.                                     2,429          23,000
                   Brown & Brown                                       3,657         127,995
                   Brown Shoe Company, Inc.                            2,900          37,700
                   Brush Engineered Materials Inc.                     2,982          60,199
                 + Buca, Inc.                                          2,059          30,242
                 + Buckeye Technologies Inc.                           4,829          67,908
                 + The Buckle, Inc.                                      998          17,527
                   Burlington Coat Factory Warehouse
                     Corporation                                       2,667          50,506
                   Burnham Pacific Properties, Inc.                    4,887          22,602
                   Bush Industries, Inc.                               2,134          24,808
                   C&D Technologies, Inc.                              4,595         198,447
                 + CACI International Inc. (Class A)                   2,243          51,624
                 + CAIS Internet, Inc.                                 1,290           1,250
                   CARBO Ceramics Inc.                                   811          30,362
                 + CB Richard Ellis Services Inc.                      3,347          48,950
                   CBL & Associates Properties, Inc.                   4,919         124,512
                   CBRL Group, Inc.                                   11,211         203,900
                 + CCC Information Services Group Inc.                 3,828          23,925
                 + C-COR.net Corp.                                     4,870          47,330
                 + C-Cube Microsystems Inc.                            7,793          95,951
                 + CDI Corp.                                           1,972          28,840
                 + CEC Entertainment Inc.                              5,240         178,815
                   CH Energy Group, Inc.                               3,325         148,794
                 + CIBER, Inc.                                         7,963          38,820
                   CLARCOR Inc.                                        4,177          86,412
                   CNA Surety Corporation                              2,662          37,933
                   CNF Transportation Inc.                             9,264         313,239
                 + CONMED Corporation                                  3,166          54,218
                   CONSOL Energy Inc.                                  4,779         133,513
                   CPB Inc.                                            1,888          52,628
                   CPI Corp.                                           1,925          38,500
                 + CSK Auto Corporation                                3,037          11,768
                 + CSS Industries, Inc.                                1,497          31,811
                   CT Communications, Inc.                             2,841          39,952
                 + CTC Communications Group, Inc.                      3,133          14,490
                   CTS Corporation                                     5,108         186,123
                 + CUNO Incorporated                                   2,860          76,684
                 + CV Therapeutics, Inc.                               2,751         194,633
                   CVB Financial Corp.                                 2,749          46,733
                 + CYTOGEN Corporation                                14,279          33,466
                 + Cable Design Technology                             7,865         132,230
                   Cabot Industrial Trust                              7,107         136,366
                 + Cabot Microelectronics Corporation                  4,368         226,863
                   Cabot Oil & Gas Corporation (Class A)               4,831         150,667
                 + Cadiz Inc.                                          5,734          51,248
                 + Cal Dive International, Inc.                        4,831         128,625
                 + Caldera Systems, Inc.                               1,371           2,656
                   Calgon Carbon Corporation                           5,566          31,657
                 + Calico Commerce, Inc.                               4,074           3,947
                 + California Amplifier, Inc.                          2,599          24,041
                   California Water Service Group                      2,657          71,739
                 + Caliper Technologies Corp.                            710          33,370
                   Callaway Golf Company                              14,689         273,583
                 + Callon Petroleum Company                              549           9,161
                   Cambrex Corporation                                 4,522         204,620
                 + Cambridge Technology Partners, Inc.                 5,608          14,721
                   Camden Property Trust                               7,295         244,383
                 + Caminus Corporation                                   999          23,227
                   Capital Automotive                                  3,951          54,573
                   Capital City Bank Group, Inc.                       1,252          31,065
                   Capitol Federal Financial                           7,137         119,545
                   Capstead Mortgage Corporation                       2,597          28,242
                   Caraustar Industries, Inc.                          4,674          43,819
                 + CardioDynamics International Corporation            5,172          17,779
                 + Career Education Corporation                        3,753         146,836
                 + Caremark Rx, Inc.                                  41,323         560,443
                   Carlisle Companies Incorporated                     5,761         247,363
                   Carpenter Technology Corporation                    3,664         128,240
                 + Carreker Corporation                                1,442          50,109
                 + Carrier Access Corporation                          1,670          15,030
                   Carter-Wallace, Inc.                                3,482         116,212
                   Cascade Natural Gas Corporation                     2,672          50,267
                 + Casella Waste Systems, Inc.                         3,653          31,735
                   Casey's General Stores, Inc.                        8,963         133,885
                   Cash America International, Inc.                    3,913          17,119
                 + Catalytica Energy Systems, Inc.                     1,021          17,606
                 + Catellus Development Corporation                   19,719         345,082
                   Cathay Bancorp, Inc.                                1,429          84,311
                   The Cato Corporation (Class A)                      3,158          43,423
                 + C-bridge Internet Solutions, Inc.                   1,116           4,359
                 + Celeritek, Inc.                                     2,259          86,124
                 + Cell Genesys, Inc.                                  6,444         147,004
                 + Cell Pathways, Inc.                                 3,111          14,777
                 + Cell Therapeutics, Inc.                             5,484         247,123
                 + Celsion Corporation                                 7,100           7,100
                   Centennial Communications Corp.                     1,283          24,056
                   CenterPoint Properties Corporation                  3,605         170,336
                   Centex Construction Products, Inc.                  1,153          31,491
                   Centex Corporation                                 11,187         420,212
                 + Centillium Communications, Inc.                       688          15,308
                 + Central Garden & Pet Company                        1,837          12,629
                   Central Parking Corporation                         2,001          40,020
                   Century Aluminum Company                            1,879          21,374
                 + Century Business Services, Inc.                    10,724          12,064
                   Century South Banks, Inc.                           2,616          88,126


                                    14 & 15

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Cerner Corporation                                  4,527       $ 209,374
                 + Cerus Corporation                                   1,814         136,503
                 + Champion Enterprises, Inc.                          5,743          15,793
                 + Championship Auto Racing Teams, Inc.                1,767          37,107
                   Charles E. Smith Residential Realty, Inc.           4,042         189,974
                 + Charming Shoppes, Inc.                             15,794          94,764
                   Charter Municipal Mortgage Acceptance
                     Company                                           3,133          42,108
                   Chateau Communities, Inc.                           3,727         113,441
                 + Cheap Tickets, Inc.                                 2,313          22,552
                 + Checkpoint Systems, Inc.                            4,919          36,585
                 + The Cheesecake Factory Incorporated                 5,177         198,667
                 + Chelsea GCA Realty, Inc.                            2,642          97,424
                   Chemed Corporation                                  1,775          59,684
                   ChemFirst Inc.                                      2,924          64,511
                   Chemical Financial Corporation                      2,288          53,482
                   Chesapeake Corporation                              2,683          55,169
                 + Chesapeake Energy Corporation                      21,864         221,373
                 + Chico's FAS, Inc.                                   2,661          55,548
                 + The Children's Place Retail Stores, Inc.            3,342          67,675
                   Chiquita Brands International, Inc.                 5,981           5,981
                   Chittenden Corporation                              4,865         147,470
                 + Choice Hotels International, Inc.                   9,436         129,155
                 + Choice One Communications Inc.                      1,312          12,218
                 + Chordiant Software, Inc.                            1,132           3,361
                 + ChromaVision Medical Systems, Inc.                  2,343           6,150
                   Church & Dwight Co., Inc.                           6,474         144,046
                   Churchill Downs Incorporated                        2,072          61,771
                 + Cirrus Logic, Inc.                                 10,204         191,325
                 + Citadel Communications Corporation                  4,514          54,168
                   Citizens Banking Corporation                        9,243         268,625
                   CityBank                                            1,410          30,139
                   Claire's Stores, Inc.                               7,890         141,527
                 + Clarent Corporation                                 3,612          40,861
                 + Clarus Corporation                                  2,547          17,829
                   Clayton Homes, Inc.                                17,762         204,263
                 + Clayton Williams Energy, Inc.                         997          26,919
                   Cleco Corporation                                   4,360         238,710
                   Cleveland-Cliffs Inc.                               2,065          44,527
                 + click2learn.com, Inc.                               1,405          13,699
                 + Closure Medical Corporation                           811          29,196
                   Coachmen Industries, Inc.                           2,065          21,682
                   Coca-Cola Bottling Co. Consolidated                   237           8,976
                 + Cognizant Technology Solutions Corporation          1,257          45,645
                 + Coherent, Inc.                                      4,928         160,160
                   Cohu, Inc.                                          4,127          57,520
                 + Coinstar, Inc.                                      3,386          51,636
                 + Coldwater Creek Inc.                                  811          25,192
                 + Collateral Therapeutics, Inc.                       1,160          20,517
                 + Collins & Aikman Corporation                       11,230          47,026
                   The Colonial BancGroup, Inc.                       17,157         184,438
                   Colonial Properties Trust                           4,383         114,232
                 + Columbia Laboratories, Inc.                         4,243          18,298
                 + Columbia Sportswear Company                         1,326          65,968
                   Columbus McKinnon Corporation                       2,060          18,282
                 + Com21, Inc.                                         4,499          21,089
                 + Comfort Systems USA, Inc.                           4,406           9,363
                   Commerce Bancorp, Inc.                              5,816         397,669
                   The Commerce Group, Inc.                            4,507         122,500
                   Commercial Federal Corporation                     10,889         211,655
                   Commercial Metals Company                           2,300          51,175
                   Commercial Net Lease Realty                         4,711          47,993
                 + Commonwealth Telephone Enterprises, Inc.            1,852          64,820
                   Community First Bankshares, Inc.                    9,696         183,012
                 + Complete Business Solutions, Inc.                   5,091          52,501
                 + CompuCredit Corporation                             2,562          46,436
                 + Computer Horizons Corp.                             6,496          15,834
                 + Computer Network Technology Corporation             4,732         136,341
                   CompX International Inc.                            1,306          11,672
                 + Comstock Resources, Inc.                            4,179          61,640
                 + Concord Camera Corp.                                4,228          69,762
                 + Concord Communications, Inc.                        3,260          28,525
                 + Concurrent Computer Corporation                     9,646          51,847
                   Conectiv, Inc.                                     17,147         344,012
                 + Connetics Corporation                               5,768          26,316
                 + Consolidated Products, Inc.                         3,578          24,599
                 + Constellation Brands, Inc. (Class A)                2,871         168,671
                 + Conventry Health Care Inc.                         10,433         278,431
                 + Convera Corporation                                 2,212          39,263
                 + Convergent Communications, Inc.                     1,567             930
                   Cooper Companies, Inc.                              2,839         113,205
                   Cooper Tire & Rubber Company                       12,691         134,842
                 + CoorsTek, Inc.                                        844          26,480
                 + Copart, Inc.                                        7,264         156,176
                 + CoreComm Limited                                      694           3,437
                 + Corillian Corporation                                 396           4,752
                   Corinthian Colleges, Inc.                           1,990          75,496
                 + Corixa Corporation                                  7,118         198,421
                   Corn Products International, Inc.                   6,804         197,741
                   Cornerstone Realty Income Trust, Inc.               6,270          66,227
                 + The Corporate Executive Board Company               3,708         147,451
                 + Corrections Corporation of America                 30,221          10,388
                 + Corrections Corporation of America
                     (Preferred)                                           9              65
                 + Corsair Communications, Inc.                        3,488          24,852
                   Corus Bankshares, Inc.                              1,387          68,635
                 + CorVel Corporation                                    725          25,103
                 + Cost Plus, Inc.                                     4,011         117,823
                 + CoStar Group Inc.                                   2,066          48,809
                   Cousins Properties, Inc.                            7,190         200,871
                 + Covance Inc.                                        9,911         106,543
                   Crawford & Company (Class B)                        6,209          72,180
                 + Credit Acceptance Corporation                       2,483          14,898
                 + Crestline Capital Corporation                       2,200          56,650
                   Crompton Corporation                               20,863         219,061
                   Cross Timbers Oil Company                          13,287         368,714
                 + Crossman Communities, Inc.                          1,150          24,150
                 + Crossroads Systems, Inc.                            2,419          11,339
                 + Crown Media Holdings, Inc. (Class A)                2,133          43,327
                 + CryoLife, Inc.                                      2,286          69,151
                   Cubic Corporation                                   1,515          38,917
                 + Cubist Pharmaceuticals, Inc.                        4,894         141,926
                   Cullen/Frost Bankers, Inc.                          9,834         411,184
                   Cummins Engine Company, Inc.                        7,709         292,460
                 + Cumulus Media Inc. (Class A)                        6,114          22,163
                 + CuraGen Corporation                                 4,523         123,534
                   Curtiss-Wright Corporation                            826          38,409
                 + Cyber-Care, Inc.                                    8,487          18,035
                 + Cyberonics, Inc.                                    3,474          80,770
                 + CyberOptics Corporation                             1,455          24,644
                 + CyberSource Corporation                             4,406          10,464
                 + Cygnus, Inc.                                        4,835          23,571
                 + Cylink Corporation                                  4,546           9,802
                 + Cymer, Inc.                                         5,303         136,469
                 + Cypress Communications, Inc.                          600             544
                 + Cysive, Inc.                                        1,012           4,174
                 + Cytec Industries Inc.                               7,867         314,188
                 + DDi Corp.                                           2,080          56,680
                   D.R. Horton, Inc.                                  10,312         251,999
                 + DSET Corporation                                    2,046           3,676
                 + DSL.net, Inc.                                       4,200           2,231
                 + DSP Group, Inc.                                     4,924         103,635
                 + DUSA Pharmaceuticals, Inc.                          2,702          45,427
                 + DVI, Inc.                                           1,299          22,164
                   Dain Rauscher Corporation                           2,173         205,756
                 + Dal-Tile International Inc.                         9,883         140,215
                 + Daleen Technologies, Inc.                           1,546           5,797
                   Data Broadcasting Corporation                      11,872          41,552
                 + Data Return Corporation                             2,185           8,194
                   Datascope Corp.                                     2,182          74,733
                 + Datastream Systems, Inc.                            2,513          24,502
                 + DaVita, Inc.                                       12,542         214,782
                 + Davox Corporation                                   2,521          24,580
                   Dean Foods Company                                  6,880         211,130
                 + Del Monte Foods Company                             9,093          65,924
                 + Del Webb Corporation                                3,546         103,721
                 + Delco Remy International, Inc.                      5,225          45,066
                 + Delphi Financial Group, Inc. (Class A)              2,571          98,983
                   Delta and Pine Land Company                         7,368         154,267
                 + Deltathree.com, Inc. (Class A)                      2,491           2,958
                 + Deltek Systems, Inc.                                1,094           4,649
                   Deltic Timber Corporation                           1,644          39,250
                 + Denbury Resources Inc.                              1,655          18,205
                 + Dendrite International, Inc.                        5,488         122,794
                   Developers Diversified Realty Corporation          11,820         157,354
                   Diagnostic Products Corporation                     2,304         125,856
                   The Dial Corporation                               16,480         181,280
                 + Diametrics Medical, Inc.                            3,657          21,713
                 + DiamondCluster International, Inc. (Class A)        3,550         108,275
                 + Digene Corporation                                  2,139          95,587
                 + Digimarc Corporation                                1,785          29,452
                 + Digital Courier Technologies, Inc.                  4,700           1,974
                 + Digital Impact, Inc.                                1,640           3,844
                 + Digital Insight Corporation                         3,765          68,005
                 + Digital Island                                      7,252          29,461
                 + Digital River, Inc.                                 3,692           8,768
                 + DigitalThink, Inc.                                    805          13,735
                 + Digitas Inc.                                        1,517           7,680
                   Dillard's, Inc. (Class A)                          16,436         194,150
                   Dime Community Bancshares                           1,891          47,748
                 + Dionex Corporation                                  4,383         151,213
                 + Direct Focus, Inc.                                  2,595          87,095
                 + Diversa Corporation                                 1,168          20,951
                 + Documentum, Inc.                                    5,656         281,032


                                    16 & 17

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                   Dole Food Company, Inc.                             9,103       $ 149,062
                 + Dollar Thrifty Automotive Group, Inc.               4,867          91,256
                   Donaldson Company, Inc.                             7,240         201,362
                 + Donaldson, Lufkin & Jenrette, Inc.--DLJdirect       2,519           9,446
                   Doral Financial Corporation                         5,580         134,966
                 + Dot Hill Systems Corp.                              1,370           5,309
                   Dover Downs Entertainment, Inc.                     3,158          35,330
                   Downey Financial Corp.                              3,832         210,760
                 + The Dress Barn, Inc.                                3,060          88,740
                   Dreyer's Grand Ice Cream, Inc.                      3,353         108,134
                 + Dril-Quip, Inc.                                     1,507          51,521
                 + Drugstore.com, Inc.                                 4,364           3,955
                 + Duane Reade Inc.                                    3,553         108,589
                 + DuPont Photomasks, Inc.                               937          49,515
                 + Dura Automotive Systems, Inc.                       2,969          15,587
                 + EEX Corporation                                     5,925          28,884
                 + EGL, Inc.                                           5,736         137,306
                 + E-LOAN, Inc.                                        3,100           1,550
                 + EMCOR Group, Inc.                                   2,126          54,213
                 + EMCORE Corporation                                  4,407         207,129
                 + ESCO Technologies Inc.                              1,650          34,134
                 + ESS Technology, Inc.                                4,854          24,877
                   E.W. Blanch Holdings, Inc.                          2,889          50,377
                 + e-MedSoft.com                                       5,900           3,688
                 + e.spire Communications, Inc.                        9,502           4,751
                   The Earthgrains Company                             8,297         153,494
                 + EarthLink, Inc.                                     1,063           5,348
                   EarthShell Corporation                              4,102           5,256
                   East West Bancorp, Inc.                             4,757         118,628
                   EastGroup Properties, Inc.                          2,431          54,394
                   Eaton Vance Corp.                                  10,793         348,074
                   eBenX Inc.                                          1,244           8,397
                 + Eclipsys Corporation                                6,659         163,145
                   Edison Schools, Inc.                                2,921          92,011
                 + Education Management Corporation                    3,425         122,444
                 + Edwards Lifesciences Corporation                   10,684         189,641
                   eGain Communications Corporation                    5,187          16,047
                 + eGlobe, Inc.                                        1,744             113
                 + El Paso Electric Company                           10,759         142,019
                 + Elantec Semiconductor, Inc.                         3,665         101,704
                   Elcor Corporation                                   3,980          67,162
                 + Electric Lightwave, Inc.                            2,083           6,900
                 + Electro Rent Corporation                            2,099          29,648
                 + Electro Scientific Industries, Inc.                 4,743         132,804
                 + Electroglas, Inc.                                   4,220          64,619
                   Electronics Boutique Holdings Corp.                   823          14,403
                 + eLoyalty Corporation                                8,469          54,784
                 + eMachines, Inc.                                     2,000             750
                 + eMagin Corporation                                  4,161           8,821
                 + Embarcadero Technologies, Inc.                        694          31,230
                 + eMerge Interactive, Inc. (Class A)                  1,066           3,864
                 + Emisphere Technologies, Inc.                        2,821          70,525
                   Empire District Electric Company                    3,033          79,806
                 + Encompass Services Corporation                     11,078          56,082
                 + Endocare, Inc.                                      2,221          28,318
                   Energen Corporation                                 4,637         149,253
                 + Energy Conversion Devices, Inc.                     2,546          51,556
                   Energy East Corporation                                26             512
                   Enhance Financial Services Group Inc.               4,601          71,028
                   Entertainment Properties Trust                      3,553          39,083
                 + Entrada Networks, Inc.                                400             700
                 + EntreMed, Inc.                                      2,915          50,284
                 + Envision Development Corporation                      200               0
                 + Enzo Biochem, Inc.                                  4,168         103,679
                 + Enzon, Inc.                                         7,484         464,476
                 + EpicEdge, Inc.                                      1,200             450
                 + ePlus inc.                                            621           7,064
                 + ePresence, Inc.                                     5,149          22,366
                 + Eprise Corporation                                    641           1,162
                   Equity Inns Inc.                                    5,575          34,495
                 + eSPEED, Inc. (Class A)                              1,908          29,932
                   Essex Property Trust, Inc.                          3,533         193,432
                 + Esterline Technologies Corporation                  2,838          74,497
                   Ethan Allen Interiors Inc.                          7,543         252,690
                   Ethyl Corporation                                   8,403          12,079
                 + eToys Inc.                                         10,700           2,006
                 + Evergreen Resources, Inc.                           2,412          93,163
                 + Exar Corporation                                    6,833         211,716
                 + Excel Technology, Inc.                              1,802          35,956
                 + eXcelon Corporation                                 5,476           8,214
                 + Exchange Applications, Inc.                         2,051           2,500
                 + Exelixis, Inc.                                      1,609          23,532
                   Exide Corporation                                   3,534          26,947
                 + Expedia, Inc. (Class A)                               960           9,180
                 + Extended Stay America, Inc.                        12,773         164,133
                 + Extended Systems Incorporated                       1,266          14,796
                 + Extensity, Inc.                                     1,002           6,028
                 + F5 Networks, Inc.                                   3,075          29,212
                   F&M Bancorp                                         2,450          50,531
                   F&M National Corporation                            4,272         111,606
                   FBL Financial Group, Inc. (Class A)                 2,096          36,549
                 + FEI Company                                         2,507          57,034
                   The FINOVA Group Inc.                               5,700           5,344
                   F.N.B. Corporation                                  4,017          84,357
                 + FSI International, Inc.                             5,068          42,444
                 + F.Y.I. Incorporated                                 2,535          93,478
                 + Factory 2-U Stores Inc.                             2,385          79,003
                   FactSet Research Systems Inc.                       3,637         134,824
                   Fair, Isaac and Company, Incorporated               2,053         104,703
                 + Fairfield Communities, Inc.                         6,690          94,078
                   Farmer Brothers Co.                                   143          29,672
                   Farmers Capital Bank Corporation                    1,488          41,106
                   Fedders Corporation                                 4,097          18,949
                   Federal-Mogul Corporation                           9,722          22,482
                   Federal Realty Investment Trust                     7,692         146,148
                   Federal Signal Corporation                          8,770         172,111
                   FelCor Lodging Trust Inc.                           9,131         218,573
                   Ferro Corporation                                   6,042         138,966
                 + FiberNet Telecom Group, Inc.                        1,425           7,837
                   Fidelity National Financial, Inc.                  10,308         380,752
                 + FileNET Corporation                                 6,668         181,703
                 + Financial Federal Corporation                       1,623          38,749
                 + Fire Pond, Inc.                                       931           8,786
                   The First American Financial Corporation            9,710         319,216
                   First Busey Corporation                             1,189          23,706
                   First Charter Corporation                           5,421          80,637
                   First Citizens BancShares, Inc. (Class A)           1,058          85,433
                   First Commonwealth Financial Corporation           10,625         106,250
                 + First Consulting Group, Inc.                        2,907          13,808
                   First Federal Capital Corp.                         2,439          35,365
                   First Financial Bancorp                             6,809         115,753
                   First Financial Bankshares, Inc.                    1,472          46,276
                   First Financial Corporation                         1,512          48,289
                   First Financial Holdings, Inc.                      2,204          43,391
                   First Indiana Corporation                           1,540          36,190
                   First Industrial Reality Trust, Inc.                7,387         251,158
                   First Merchants Corporation                         2,583          58,602
                   First Midwest Bancorp, Inc.                         7,930         227,988
                   First Niagara Financial Group, Inc.                 3,338          36,092
                   First Sentinel Bancorp Inc.                         5,823          66,964
                   First Washington Realty Trust, Inc.                 1,926          49,715
                   Firstbank Corp.                                     3,528          83,349
                 + FirstFed Financial Corp.                            2,554          82,526
                 + FirstWorld Communications Inc. (Class B)            3,100           2,034
                 + Fisher Scientific International Inc.                7,353         271,142
                   Fleetwood Enterprises, Inc.                         6,802          71,421
                   Fleming Companies, Inc.                             7,820          92,374
                   Florida Rock Industries, Inc.                       3,426         134,042
                   Flowserve Corporation                               6,517         139,301
                 + Footstar, Inc.                                      3,688         182,556
                   Forest City Enterprises, Inc. (Class A)             2,929         114,817
                 + Forest Oil Corporation                              5,513         203,307
                 + Forrester Research, Inc.                            2,006         100,425
                 + Forward Air Corporation                             2,748         102,535
                 + Fossil, Inc.                                        2,975          43,091
                   Foster Wheeler Corporation                          6,254          32,833
                   Franchise Finance Corporation of America           10,731         250,166
                   Franklin Electric Co., Inc.                           776          53,156
                   Fred's, Inc.                                        2,092          44,063
                 + Freeport-McMoRan Copper & Gold, Inc.
                     (Class B)                                        25,301         216,640
                   Fremont General Corporation                         8,829          24,832
                 + Friede Goldman Halter, Inc.                         5,738          20,442
                 + Friedman, Billings, Ramsey Group, Inc.
                     (Class A)                                         3,609          23,684
                 + Fritz Companies, Inc.                               4,442          26,930
                 + Frontier Airlines, Inc.                             3,728         115,335
                   Frontier Financial Corporation                      2,316          58,045
                 + Frontier Oil Corporation                            6,311          43,388
                 + Frontline Capital Group                             4,485          59,636
                 + FuelCell Energy, Inc.                               1,527         104,695
                   Fulton Financial Corporation                       13,613         313,950
                 + Furniture Brands International, Inc.                9,602         202,242
                 + FutureLink Corp.                                    7,600           4,987
                   G & K Services, Inc. (Class A)                      4,065         114,328
                   GBC Bancorp                                         2,210          84,809
                 + GC Companies, Inc.                                  1,591           3,182
                 + GRIC Communications, Inc.                           1,462           3,107
                 + GTECH Holdings Corporation                          6,867         141,203
                 + Gabelli Asset Management Inc. (Class A)               623          20,676
                   Gables Residential Trust                            4,753         133,084
                 + Gadzoox Networks, Inc.                              2,574           5,389
                 + Gaiam, Inc.                                           862          13,307


                                    18 & 19

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Gardner Denver Inc.                                 1,941       $  41,343
                 + Gartner Group, Inc. (Class A)                      14,097          97,269
                 + GaSonics International Corporation                  2,808          51,597
                 + Gaylord Container Corporation (Class A)             7,438           7,438
                   Gaylord Entertainment Company                       3,093          64,566
                   GenCorp Inc.                                        5,586          53,765
                 + Gene Logic Inc.                                     4,465          82,044
                   General Cable Corporation                           4,958          22,001
                 + General Communication, Inc. (Class A)               6,890          48,230
                 + General Semiconductor, Inc.                         6,021          37,631
                 + Genesco Inc.                                        4,458         108,942
                 + The Genlyte Group Incorporated                      1,998          47,453
                 + Genome Therapeutics Corp.                           4,388          30,579
                 + Genomic Solutions Inc.                                800           6,100
                 + GenRad, Inc.                                        4,531          45,310
                 + Genta Incorporated                                  3,297          26,376
                   Gentek, Inc.                                          932          15,378
                 + Gentiva Health Services, Inc.                       3,982          53,259
                 + Genzyme Corporation--Genzyme
                     Biosurgery Division                                 233           2,022
                 + Genzyme Transgenics Corporation                     3,623          51,854
                   Georgia Gulf Corporation                            6,433         109,763
                 + Geoworks Corporation                                2,356           6,921
                   Gerber Scientific, Inc.                             3,441          29,464
                 + Geron Corporation                                   4,177          64,482
                   Gibraltar Steel Corporation                         1,973          34,651
                 + Glenayre Technologies, Inc.                        11,404          40,270
                   Glenborough Realty Trust Incorporated               4,872          84,651
                 + Gliatech Inc.                                       2,037           8,275
                 + Glimcher Realty Trust                               4,096          51,200
                 + GlobalNet Financial.com, Inc.                       3,963           5,944
                 + GlobalSCAPE, Inc.                                     290               0
                 + Globix Corporation                                  3,068           8,437
                 + GoAmerica, Inc.                                     2,455          13,196
                   Gold Banc Corporation                               7,288          34,162
                 + Golden Telecom, Inc.                                1,506           7,718
                 + GoTo.com, Inc.                                      4,892          35,773
                   Graco Inc.                                          3,623         149,902
                   Granite Construction Incorporated                   3,381          97,838
                   Great American Financial Resources, Inc.            1,250          23,906
                   The Great Atlantic & Pacific Tea
                     Company, Inc.                                     2,687          18,809
                   Great Lakes Chemical Corporation                    9,002         334,762
                   Great Lakes REIT, Inc.                              2,497          43,385
                 + Great Plains Software, Inc.                         2,349         110,550
                   Greater Bay Bancorp                                 7,664         314,224
                   Greif Bros. Corporation (Class A)                   2,356          67,146
                   Grey Global Group Inc.                                115          74,750
                 + Grey Wolf, Inc.                                    31,084         182,618
                 + Griffon Corporation                                 6,131          48,282
                 + Group 1 Automotive, Inc.                            2,469          23,147
                 + Guess?, Inc.                                          957           5,084
                 + Guilford Pharmaceuticals Inc.                       4,674          84,132
                 + Guitar Center, Inc.                                 3,656          41,587
                 + Gulf Island Fabrication, Inc.                         870          15,823
                 + HA-LO Industries, Inc.                              9,585          21,566
                   H.B. Fuller Company                                 2,770         109,285
                   HCC Insurance Holdings, Inc.                        7,407         199,526
                   HEICO Corporation                                   1,870          29,219
                   HEICO Corporation (Class A)                           170           1,976
                 + HNC Software Inc.                                   5,011         148,764
                   HON INDUSTRIES Inc.                                 9,871         251,710
                   HRPT Properties Trust                              25,628         193,812
                 + HS Resources, Inc.                                  3,402         144,160
                 + Haemonetics Corporation                             4,181         129,088
                 + Hain Celestial Group, Inc.                          5,711         185,607
                 + Hall, Kinion & Associates, Inc.                     1,803          36,285
                   Hancock Holding Company                             1,429          54,659
                 + Handleman Company                                   4,889          36,667
                 + Hanover Direct, Inc.                               20,500           7,687
                   Harbor Florida Bancshares, Inc.                     3,520          52,580
                   Harleysville Group Inc.                             2,241          65,549
                   Harleysville National Corporation                   1,409          48,875
                   Harman International Industries,
                     Incorporated                                      6,166         225,059
                   Harsco Corporation                                  7,346         181,354
                   Haverty Furniture Companies, Inc.                   2,419          23,888
                   Hawaiian Electric Industries, Inc.                  6,228         231,604
                 + Hayes Lemmerz International, Inc.                   3,021          20,203
                   Health Care Property Investors, Inc.                9,244         276,165
                   Health Care REIT, Inc.                              4,759          77,334
                 + Health Net Inc.                                    18,966         496,672
                   Healthcare Realty Trust, Inc.                       7,888         167,620
                 + Heartland Express, Inc.                             2,157          49,207
                 + Heidrick & Struggles International, Inc.            3,545         149,112
                   Helix Technology Corporation                        4,447         105,269
                 + Henry Schein, Inc.                                  4,523         156,609
                   Herbalife International, Inc. (Class A)             1,459          11,125
                 + Hexcel Corporation                                  3,868          34,570
                 + hi/fn, inc.                                         1,405          38,638
                   Hickory Tech Corporation                            3,007          61,643
                 + High Speed Access Corp.                             6,841           7,269
                   Highwoods Properties, Inc.                         11,288         280,789
                   Hilb, Rogal and Hamilton Company                    2,687         107,144
                   Hollinger International Inc.                        6,463         102,600
                 + Hollywood Entertainment Corporation                 5,395           5,732
                 + Hollywood Media Corp.                               2,479           9,606
                   Home Properties of New York, Inc.                   4,052         113,203
                   Hooper Holmes, Inc.                                11,452         126,659
                   Horace Mann Educators Corporation                   8,200         175,275
                 + Horizon Offshore, Inc.                              1,993          39,362
                   Hospitality Properties Trust                        9,398         212,630
                 + Hot Topic, Inc.                                     3,580          58,846
                 + HotJobs.com, Ltd.                                   3,311          37,870
                 + Hotel Reservations Network, Inc. (Class A)          1,123          31,865
                   Houghton Mifflin Company                            5,278         244,767
                 + The Houston Exploration Company                     1,207          46,017
                   Hudson United Bancorp                              10,563         221,163
                   Hughes Supply, Inc.                                 4,222          75,743
                 + Humana Inc.                                        29,042         442,890
                 + Hutchinson Technology Incorporated                  4,965          68,269
                 + Hypercom Corporation                                2,019           6,309
                 + Hyperion Solutions Corporation                      5,860          90,464
                 + Hyseq, Inc.                                         1,724          24,782
                   IDAcorp Inc.                                        7,175         352,023
                   IDEX Corporation                                    5,472         181,260
                 + IDEXX Laboratories, Inc.                            6,791         149,402
                 + IDT Corporation                                     4,430          90,261
                 + IDX Systems Corporation                             2,640          66,000
                 + IGEN International, Inc.                            2,116          26,053
                 + IHOP Corp.                                          3,114          67,535
                 + II-VI Incorporated                                  1,403          21,308
                   IKON Office Solutions, Inc.                        29,030          72,575
                 + ILEX Oncology, Inc.                                 4,512         118,722
                 + IMPATH Inc.                                         3,077         204,620
                 + IMPCO Technologies, Inc.                            1,105          13,260
                 + IMPSAT Fiber Networks Inc.                          2,076           9,082
                 + IMRglobal Corp.                                     3,464          18,619
                 + INAMED Corporation                                  2,584          52,810
                   IRT Property Company                                4,794          38,951
                 + I-STAT Corporation                                  3,360          88,830
                 + ITC/\  DeltaCom, Inc.                               9,827          52,974
                 + ITT Educational Services, Inc.                      2,978          65,516
                 + ITXC Corp.                                          1,452          10,073
                 + IVEX Packaging Corporation                          3,286          35,941
                 + IXYS Corporation                                    1,120          16,380
                 + iBasis, Inc.                                        2,261           9,327
                 + iBEAM Broadcasting Corporation                      1,707           1,814
                 + Ibis Technology Corporation                         1,686          32,455
                 + Identix Incorporated                                4,484          35,199
                 + iGATE Capital Corporation                           6,115          17,581
                 + Illuminet Holdings, Inc.                            3,996          91,658
                 + Imation Corp.                                       6,871         106,500
                 + Imatron Inc.                                       12,400          17,050
                 + Immersion Corporation                               2,193          16,482
                 + The Immune Response Corporation                     5,449          14,304
                 + ImmunoGen, Inc.                                     6,540         140,201
                 + Immunomedics, Inc.                                  5,802         124,743
                 + Imperial Bancorp                                    7,447         195,484
                   Independence Community Bank Corp.                  12,791         203,857
                   Independent Bank Corp.                              2,974          37,175
                 + Indus International, Inc.                           2,136           4,539
                 + IndyMac Mortgage Holdings, Inc.                    12,977         382,822
                 + InFocus Corporation                                 6,994         103,161
                 + Infogrames, Inc.                                    1,333           7,415
                 + Informatica Corporation                             9,936         393,093
                 + Information Architects Corp.                        4,085           7,404
                 + Information Holdings Inc.                           1,520          35,625
                 + Inforte Corp.                                         252           3,465
                 + infoUSA Inc.                                        4,678          15,788
                   Ingles Markets, Incorporated (Class A)              2,792          28,095
                 + Inhale Therapeutic Systems                          5,993         302,646
                   Innkeepers USA Trust                                7,364          81,464
                 + Inprise Corporation                                 9,219          50,993
                 + Input/Output, Inc.                                  6,404          65,241
                 + Insight Communications Company, Inc.                7,770         182,595
                 + Insight Enterprises, Inc.                           5,539          99,356
                 + Insignia Financial Group, Inc.                      3,410          40,494
                 + Insituform Technologies, Inc. (Class A)             3,835         152,921
                 + Insurance Auto Auctions, Inc.                       1,094          13,128
                   Integra Bank Corporation                            2,940          75,154
                 + Integrated Circuit Systems, Inc.                    2,183          36,156
                 + Integrated Electrical Services, Inc.                5,450          32,359
                 + Integrated Silicon Solution, Inc.                   4,566          65,636


                                    20 & 21

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Intelect Communications, Inc.                      14,500       $   5,437
                 + InteliData Technologies Corporation                 6,757          17,526
                   Inter-Tel Inc.                                      4,216          32,410
                 + Interact Commerce Corporation                       3,124          26,163
                 + Interactive Intelligence, Inc.                        700          16,887
                 + The InterCept Group, Inc.                           1,778          47,450
                 + InterDigital Communications Corporation             8,742          47,261
                   Interface, Inc.                                     8,020          69,674
                 + Intergraph Corp.                                    7,593          45,558
                 + Interliant Inc.                                     5,577          17,777
                 + Interlink Electronics, Inc.                         2,201          27,925
                 + Interlogix Inc.                                     2,367          44,677
                 + Intermedia Communications Inc.                      9,422          67,721
                 + Intermune Pharmaceuticals, Inc.                     1,162          51,854
                   International Bancshares Corporation                2,946         100,532
                 + International FiberCom, Inc.                        4,649          22,954
                   International Multifoods                            3,188          64,756
                 + International Specialty Products Inc.               1,924          12,867
                 + internet.com Corporation                            1,958          11,626
                 + Internet Pictures Corporation                       4,030           3,904
                   Interpool, Inc.                                     1,867          31,856
                   Interstate Bakeries Corporation                     7,226         101,616
                 + InterTAN, Inc.                                      4,718          54,847
                 + Intertrust Technologies Corporation                11,241          37,938
                 + InterVoice-Brite, Inc.                              6,535          47,379
                 + InterWorld Corporation                              3,400           1,700
                 + Interwoven, Inc.                                    6,263         412,967
                 + IntraBiotics Pharmaceuticals, Inc.                  1,069          10,289
                 + IntraNet Solutions, Inc.                            3,168         161,568
                 + Intraware, Inc.                                     1,842           2,705
                 + Intrusion.com, Inc.                                 2,251          10,692
                   Invacare Corp.                                      4,211         144,227
                 + Investment Technology Group, Inc.                   5,117         213,635
                   Investors Financial Services                        5,595         481,170
                 + Invitrogen Corporation                              6,374         550,554
                 + Iomega Corporation                                 48,664         163,998
                 + Ionics, Inc.                                        2,721          77,208
                   Irwin Financial Corporation                         1,512          32,035
                 + Isis Pharmaceuticals, Inc.                          7,393          78,551
                 + Isle of Capri Casinos, Inc.                         5,267          55,962
                 + iVillage Inc.                                       2,513           2,670
                 + iXL Enterprises, Inc.                               6,500           6,500
                   J.B. Hunt Transport Services, Inc.                  3,416          57,431
                 + J.D. Edwards & Company                              9,907         176,468
                   The J.M. Smucker Company                            4,263         119,151
                 + JAKKS Pacific, Inc.                                 3,972          36,244
                 + JDA Software Group, Inc.                            3,580          46,764
                   JDN Realty Corporation                              5,133          54,217
                   JLG Industries, Inc.                                6,807          72,324
                 + JNI Corp.                                           1,043          23,663
                   JP Realty, Inc.                                     1,708          26,901
                 + Jack in the Box Inc.                                7,401         217,867
                 + Jacobs Engineering Group Inc.                       4,345         200,685
                   Jeffries Group, Inc.                                4,253         132,906
                   John H. Harland Company                             4,847          68,464
                   The John Nuveen Company (Class A)                   1,082          62,215
                   John Wiley & Sons, Inc. (Class A)                   8,395         180,493
                 + Jones Lang Lasalle Inc.                             5,430          75,341
                 + Journal Register Co.                                8,259         132,660
                 + Juno Online Services, Inc.                          3,348           2,197
                 + Jupiter Media Metrix, Inc.                          4,079          37,986
                 + Kaiser Aluminum Corporation                         4,321          15,934
                   Kaman Corp. (Class A)                               3,768          63,585
                   Kansas City Life Insurance Company                  1,125          39,727
                   Kansas City Power & Light Company                  11,755         322,528
                   Kaufman and Broad Home Corporation                  9,169         308,881
                   Kaydon Corp.                                        6,026         149,897
                   Keithley Instruments, Inc.                          1,588          68,383
                   Kellwood Co.                                        4,271          90,225
                   Kelly's Services, Inc. (Class A)                    2,924          69,079
                   Kennametal Inc.                                     5,966         173,760
                 + Kenneth Cole Productions, Inc. (Class A)            1,360          54,740
                 + Kent Electronics Corporation                        4,997          82,451
                 + Key3Media Group, Inc.                               2,875          35,039
                 + Key Energy Services, Inc.                          18,667         194,837
                 + Key Production Company, Inc.                        2,222          74,576
                 + Keynote Systems, Inc.                               3,178          45,088
                 + kforce.com, Inc.                                    6,817          20,877
                   Kilroy Realty Corporation                           5,162         147,440
                   Kimball International, (Class B)                    5,747          83,331
                 + Kirby Corporation                                   4,112          86,352
                 + Knight Transportation, Inc.                         1,030          19,827
                   Koger Equity, Inc.                                  4,299          66,903
                 + Korn/Ferry International                            6,752         143,480
                 + Kos Pharmaceuticals, Inc.                           1,318          23,230
                 + Krispy Kreme Doughnuts, Inc.                          668          55,444
                 + Kronos, Inc.                                        2,432          75,240
                 + Kulicke and Soffa Industries                        8,680          97,650
                 + Kv Pharmacecutical Co Cl B                          3,091          74,957
                 + LCC International, Inc. (Class A)                   2,237          24,327
                   LNR Property Corp.                                  3,964          87,208
                 + LTX Corporation                                     8,543         110,659
                   The LTV Corporation                                 9,053           3,112
                   La-Z-Boy Inc.                                      11,058         174,163
                 + Labor Ready, Inc.                                   5,763          19,090
                 + Laboratory Corporation of America Holdings          3,220         566,720
                 + LaBranche & Co. Inc.                                6,610         202,018
                   Laclede Gas Company                                 2,950          68,956
                   Lancaster Colony Corporation                        6,169         173,118
                   Lance, Inc.                                         4,219          53,397
                 + Land's End, Inc.                                    2,690          67,573
                   LandAmerica Financial Group, Inc.                   1,509          61,020
                   Landry's Seafood Restaurants                        4,864          48,336
                 + Landstar System, Inc.                               1,822         101,007
                 + Lante Corporation                                   2,536           3,962
                   LaSalle Hotel Properties                            1,283          19,486
                 + Latitude Communications, Inc.                       3,196          12,384
                   Lawson Products, Inc.                                 777          21,125
                 + Leap Wireless International, Inc.                   4,872         121,800
                 + Lear Corporation                                   12,112         300,529
                 + Learning Tree International, Inc.                   2,128         105,336
                   Lee Enterprises, Incorporated                       8,062         240,348
                 + Legato Systems, Inc.                               15,623         116,196
                   Lennar Corporation                                  9,211         333,899
                   Lennox International Inc.                           7,275          56,381
                   Leucadia National Corporation                       6,737         238,742
                 + Level 8 Systems, Inc.                                 842           5,131
                 + Lexicon Genetics Incorporated                       1,685          28,013
                   Lexington Corporate Properties Trust                3,999          47,238
                   Libbey, Inc.                                        2,549          77,426
                   The Liberty Corporation                             2,755         112,094
                   Liberty Financial Companies, Inc.                   2,463         109,757
                 + Liberty Livewire Corporation (Class A)                360           2,767
                 + LifeMinders, Inc.                                   2,372           8,302
                 + LifePoint Hospitals, Inc.                           6,047         303,106
                 + Ligand Pharmaceuticals Incorporated
                     (Class B)                                         9,277         129,878
                 + Lightbridge, Inc.                                   3,391          44,507
                 + LightPath Technologies, Inc. (Class A)              2,336          32,412
                 + Lincare Holdings Inc.                               7,475         426,542
                   Lincoln Electric Holdings, Inc.                     6,360         124,815
                   Lindsay Manufacturing Co.                           2,010          45,476
                 + Linens 'n Things, Inc.                              7,278         201,055
                   Liqui-Box Corporation                                 352          13,112
                 + Littelfuse Inc.                                     3,842         109,977
                 + LodgeNet Entertainment Corporation                  2,574          45,367
                   Lone Star Steakhouse & Saloon, Inc.                 4,984          47,971
                 + Lone Star Technology                                4,542         174,867
                   Longs Drug Stores Corporation                       5,247         126,584
                   Longview Fibre Company                              9,320         125,820
                 + LookSmart, Ltd.                                     7,430          18,111
                 + Loudeye Technologies, Inc.                            400             475
                 + Louis Dreyfus Natural Gas Corp.                     4,211         192,916
                   Louisiana-Pacific Corporation                      20,011         202,611
                   The Lubrizol Corporation                           10,244         263,783
                   Luby's Cafeterias Inc.                              4,423          26,538
                 + Luminex Corporation                                   803          20,928
                 + Lynx Therapeutics, Inc.                             1,721          15,489
                 + M.S. Carriers, Inc.                                 1,288          42,182
                   MAF Bancorp, Inc.                                   4,267         121,343
                 + MAXIMUS, Inc.                                       1,944          67,919
                 + MCK Communications, Inc.                            2,025          17,086
                 + MCSi, Inc.                                          2,106          45,016
                   MDC Holdings, Inc.                                  3,819         125,836
                   MDU Resources Group                                11,277         366,502
                 + MEMC Electronic Materials, Inc.                     6,170          59,772
                 + META Group, Inc.                                    1,299           8,443
                 + MGI Pharma, Inc.                                    3,261          53,806
                 + MIPS Technologies, Inc. (Class A)                   7,131         190,309
                 + MKS Instruments, Inc.                                 813          12,601
                 + MP3.com, Inc.                                       3,469          12,467
                 + MRV Communications, Inc.                            9,453         126,434
                 + MTI Technology Corporation                          7,216          28,413
                   MacDermid, Inc.                                     3,087          58,653
                   Macerich Company                                    6,213         119,212
                   Madison Gas & Electric Co.                          2,708          61,268
                 + Magnetek, Inc.                                      2,850          37,050
                 + Mail.com, Inc.                                      7,200           5,175
                 + Mail-Well, Inc.                                     7,876          33,965
                 + The Management Network Group, Inc.                    929          11,032
                 + Manhattan Associates, Inc.                            793          33,802
                   The Manitowoc Co., Inc.                             4,965         143,985
                 + Manor Care, Inc.                                   14,370         296,381
                   Manu Home Communications                            3,782         109,678


                                    22 & 23

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Manugistics Group, Inc.                             8,470       $ 482,790
                 + MapInfo Corporation                                 2,854         134,851
                   Marcus Corporation                                  3,661          50,796
                 + Marimba, Inc.                                       2,952          13,284
                 + Markel Corporation                                    967         175,027
                 + MarketWatch.com, Inc.                                 519           1,557
                 + Martek Biosciences Corporation                      2,991          36,640
                 + Martha Stewart Living Omnimedia, Inc.
                     (Class A)                                         2,010          40,326
                   Mathews International Corp. (Class A)               2,958          93,362
                 + Matrix Pharmaceutical, Inc.                         4,766          81,618
                 + MatrixOne, Inc.                                       929          16,896
                 + Mattson Technology, Inc.                            3,372          34,774
                 + Maverick Tube Corporation                           3,533          79,934
                 + Maxim Pharmaceuticals, Inc.                         4,202          26,788
                 + Maxtor Corporation                                 12,556          70,235
                 + Maxygen Inc.                                        1,265          30,992
                 + McAfee.com Corporation                              1,357           6,785
                   The McClatchy Company (Class A)                     3,707         158,011
                   McGrath Rentcorp                                    2,134          41,346
                 + McMoRan Exploration Co.                             2,251          29,826
                 + Meade Instruments Corp.                             1,894          12,429
                 + Mechanical Technology Incorporated                  4,070          14,245
                   Medallion Financial Corp.                           1,501          21,952
                 + Media 100 Inc.                                      2,376           6,088
                   Media General, Inc. (Class A)                       3,721         135,444
                   Mediacom Communications Corporation                 3,743          64,333
                 + Mediaplex, Inc.                                     1,900           1,544
                 + Medical Assurance, Inc.                             3,013          50,279
                 + MedicaLogic/Medscape, Inc.                          1,368           3,163
                 + Medicis Pharmaceutical (Class A)                    5,334         315,373
                   Meditrust Companies                                25,079          64,265
                 + MedQuist Inc.                                       2,410          38,560
                 + MemberWorks Incorporated                            1,820          38,675
                 + The Men's Warehouse, Inc.                           6,153         167,669
                   Mentor Corporation                                  4,270          83,265
                 + Mentor Graphics Corporation                        11,626         318,988
                 + Mercator Software, Inc.                             3,117          16,754
                   Merchants New York Bancorp, Inc.                    2,908          72,882
                 + Mercury Computer Systems, Inc.                      4,168         193,551
                   Mercury General Corporation                         4,783         209,854
                   Meredith Corporation                                6,814         219,326
                 + The Meridian Resource Corporation                   1,949          16,810
                   Meristar Hospitality Corp.                          6,919         136,218
                 + Mesa Air Group, Inc.                                5,466          38,262
                 + Mesaba Holdings, Inc.                               1,686          21,180
                   Metals USA, Inc.                                    6,774          19,052
                 + Metasolv Software, Inc.                             1,622          14,801
                 + Metawave Communications Corporation                 1,070           9,764
                   Methode Electronics                                 6,548         150,195
                 + Metricom, Inc.                                      3,813          38,368
                   Metris Companies Inc.                              10,741         282,623
                 + Metrocall, Inc.                                     7,200           3,375
                 + Metromedia International Group, Inc.               11,798          30,675
                 + Mettler-Toledo International                        7,319         397,971
                   Michael Foods, Inc.                                 2,446          73,686
                 + Michael's Stores                                    5,765         152,772
                 + Micron Electronics, Inc.                            6,166          24,086
                 + Micros Systems, Inc.                                3,382          61,721
                 + Microsemi Corporation                               2,135          59,380
                 + MicroStrategy Incorporated                          5,043          47,908
                 + Microvision, Inc.                                   2,261          39,567
                 + Mid Atlantic Medical Services, Inc.                 8,730         172,963
                   Mid-America Apartment Communities, Inc.             2,884          65,070
                   Mid-State Bancshares                                1,676          59,498
                   MidAmerica Bancorp                                  1,231          28,005
                   Midas Group, Inc.                                   2,945          35,156
                   Midcoast Energy Resources, Inc.                     2,643          57,650
                   The Midland Company                                   992          27,528
                 + Midway Games Inc.                                   4,945          35,110
                 + Midwest Express Holdings                            2,191          32,180
                   Milacron Inc.                                       7,202         115,682
                   Millennium Chemicals Inc.                          11,614         210,504
                   Mills Corp.                                         3,411          56,495
                   Mine Safety Appliances Company                      1,445          36,306
                   Minerals Technologies, Inc.                         4,012         137,160
                 + Miravant Medical Technologies                       2,811          26,090
                   Mississippi Valley Bancshares, Inc.                 1,605          47,147
                   Mitchell Energy & Development Corp.
                     (Class A)                                         4,054         248,308
                 + Mobile Mini, Inc.                                   2,104          48,392
                 + Modem Media Inc.                                    2,059           6,820
                   Modine Manufacturing Co.                            3,994          82,876
                 + Modis Professional Services, Inc.                  16,017          66,070
                 + Mohawk Industries, Inc.                             7,489         205,011
                 + Molecular Devices Corporation                       2,962         202,712
                 + Monaco Coach Corporation                            2,345          41,477
                 + Moog Inc. (Class A)                                 1,275          36,975
                   Morgan Keenan, Inc.                                 3,708          98,262
                   Morrison Management Specialists, Inc.               2,035          71,042
                 + Motient Corporation                                 6,400          25,600
                 + Mount10, Inc.                                         200           6,197
                 + Mpower Communications Corp.                         5,977          30,632
                 + Mueller Industries, Inc.                            6,584         176,534
                 + Multex.com Inc.                                     2,925          38,756
                 + Musicland Stores Corporation                        4,101          50,750
                   Myers Industries, Inc.                              2,846          41,267
                 + MyPoints.com, Inc.                                  3,300           3,919
                 + Myriad Genetics, Inc.                               3,629         300,300
                   NACCO Industries, Inc. (Class A)                      982          42,901
                 + NBC Internet, Inc. (Class A)                        6,910          24,185
                   NBT Bancorp Inc.                                    3,362          49,169
                 + NBTY Inc.                                          11,304          53,694
                   NCH Corporation                                       330          12,540
                 + NCI Building Systems, Inc.                          3,280          61,705
                 + NCO Group, Inc.                                     3,930         119,374
                 + NEON Communications, Inc.                           1,105           7,183
                 + NEON Systems, Inc.                                    591           3,694
                 + NETsilicon, Inc.                                    1,350           5,020
                 + NHancement Technologies Inc.                        1,908           9,182
                   NL Industries, Inc.                                 3,796          92,053
                 + NPC International, Inc.                             1,495          16,165
                 + NPS Pharmaceuticals, Inc.                           3,815         183,120
                 + NS Group, Inc.                                      3,486          32,943
                   NTELOS Inc.                                         2,677          47,182
                   NUI Corporation                                     2,681          86,295
                 + NVR, Inc.                                           1,614         199,490
                 + NYFIX, Inc.                                         3,771          91,211
                 + Nabi                                                7,191          33,258
                 + Nanogen, Inc.                                       2,518          22,662
                 + Nanometrics Incorporated                            1,002          13,840
                   National Data Corporation                           6,320         231,470
                   National Golf Properties, Inc.                      2,012          41,372
                   National Health Investors, Inc.                     3,693          27,236
                 + National Information Consortium, Inc.               3,720           5,696
                   National Penn Bancshares, Inc.                      3,048          61,532
                   National Presto Industries, Inc.                      688          21,113
                 + National Processing, Inc.                             830          14,110
                   National Service Industries, Inc.                   8,001         205,526
                   National Steel Corp.                                6,134           7,284
                 + National Western Life Insurance Company
                     (Class A)                                           398          41,019
                 + NationsRent, Inc.                                   5,625           8,789
                   Nationwide Health Properties, Inc.                  8,029         103,373
                 + Natural MicroSystems Corporation                    6,090          60,139
                 + Nautica Enterprises, Inc.                           5,475          83,408
                 + Navigant Consulting, Inc.                           7,287          27,782
                 + The Neiman Marcus Group, Inc. (Class A)             6,701         238,304
                 + NeoRx Corporation                                   3,981          20,900
                 + Neose Technologies, Inc.                            2,245          74,085
                 + Net.B@nk, Inc.                                      4,973          32,635
                 + net.Genesis Corp.                                     634           2,061
                 + Net2000 Communications, Inc.                        2,013           3,460
                 + Net2Phone, Inc.                                     2,142          15,797
                 + Net Perceptions, Inc.                               3,008           6,298
                 + Netcentives Inc.                                    4,039          15,399
                 + NetCreations, Inc.                                    891           6,098
                 + netGuru, Inc.                                         835           3,288
                 + NetIQ Corporation                                   4,950         432,506
                 + NetManage, Inc.                                     7,300           6,844
                 + NetObjects Inc.                                     2,123             995
                 + NetRatings, Inc.                                      593           8,710
                 + NetScout Systems, Inc.                              2,321          23,210
                 + NetSolve, Incorporated                                831           6,336
                 + Netegrity, Inc.                                     4,772         259,478
                 + Netopia, Inc.                                       2,336          10,074
                 + Netpliance, Inc.                                      800             425
                 + Netro Corporation                                   6,268          43,484
                 + Netsol International, Inc.                            789           5,252
                 + Network Access Solutions Corporation                2,400           1,500
                 + Network Commerce Inc.                               4,700           3,525
                 + Network Equipment Technologies, Inc.                3,635          23,400
                 + Network Peripherals Inc.                            3,207          20,645
                 + Network Plus Corp.                                  2,482           6,205
                 + NetZero, Inc.                                       4,300           3,763
                 + Neurocrine Biosciences, Inc.                        3,846         127,399
                 + Neurogen Corporation                                2,799          98,315
                   New England Business Services, Inc.                 1,886          34,420
                 + New Era of Networks, Inc.                           4,572          26,861
                   New Jersey Resources Corporation                    3,003         129,880
                   New Plan Excel Realty Trust                        16,821         220,776
                   New York Community Bancorp, Inc.                    3,405         125,134
                 + Newpark Resources, Inc.                            13,800         131,963
                   Newport News Shipbuilding Inc.                      5,680         295,360
                 + Nexell Therapeutics Inc.                            1,991           6,035
                 + NextCard, Inc.                                      6,766          54,128


                                    24 & 25

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Niku Corporation                                    1,508       $  11,027
                   Nordson Corporation                                 5,396         137,598
                 + Nortek, Inc.                                        1,440          34,110
                   North Pittsburgh Systems, Inc.                      3,408          37,488
                   Northwest Bancorp, Inc.                             2,209          20,019
                   Northwest Natural Gas Company                       4,320         114,480
                   Northwestern Corporation                            3,858          89,216
                 + Novadigm, Inc.                                      2,900          18,306
                 + Noven Pharmaceuticals, Inc.                         3,622         135,372
                 + Novoste Corporation                                 3,039          83,573
                   Nu Skin Enterprises, Inc. (Class A)                 7,506          39,876
                 + Nuance Communications Inc.                            914          39,416
                 + Nucentrix Broadband Networks, Inc.                  1,309          14,726
                 + Nuevo Energy Company                                2,871          49,704
                 + Numerical Technologies, Inc.                          928          16,762
                 + Nx Networks, Inc.                                   6,200           3,875
                 + O'Charley's Inc.                                    1,838          32,739
                   OGE Energy Corp.                                   14,805         361,797
                   OM Group, Inc.                                      4,388         239,695
                   ONEOK, Inc.                                         5,649         271,858
                 + ONYX Software Corporation                           3,795          41,745
                 + ORATEC Interventions, Inc.                            709           3,634
                 + O'Reilly Automotive, Inc.                           6,198         165,797
                 + OSI Pharmaceuticals, Inc.                           5,153         412,884
                 + OTG Software, Inc.                                    927          14,962
                 + Oak Technology, Inc.                                7,768          67,485
                 + Oakley, Inc.                                        4,596          62,046
                 + Objective Systems Integrators, Inc.                 3,637          64,102
                 + Oceaneering International, Inc.                     4,500          87,469
                   OceanFirst Financial Corp.                          2,728          67,177
                 + Ocular Sciences, Inc.                               3,605          41,908
                 + Ocwen Financial Corporation                         5,430          34,616
                 + OfficeMax, Inc.                                    19,800          56,925
                 + Offshore Logistics, Inc.                            4,515          97,284
                 + Ogden Corporation                                   9,811         150,844
                   Ohio Casualty Corporation                          12,219         122,190
                   Olin Corporation                                    7,221         159,765
                   Omega Financial Corporation                         2,016          54,432
                   Omnicare, Inc.                                     17,621         381,054
                   Omnova Solutions Inc.                               5,010          30,060
                 + On2.com Inc.                                        4,700           2,726
                 + On Assignment, Inc.                                 4,294         122,379
                 + On Command Corporation                              1,260          11,025
                   Oneida Ltd.                                         2,501          46,425
                 + Onvia.com, Inc.                                     1,700           1,434
                 + Open Market, Inc.                                   6,582           7,199
                 + Optical Cable Corporation                             618           5,601
                 + Orbital Sciences Corporation                        6,167          25,439
                 + Orchid Biosciences                                  1,243          17,402
                 + Organic, Inc.                                         797             648
                 + Organogenesis Inc.                                  5,809          52,223
                   Oriental Financial Group Inc.                       1,731          23,044
                 + Orthodontic Centers of America, Inc.                7,789         243,406
                   OshKosh B'Gosh, Inc. (Class A)                      2,406          44,511
                   Oshkosh Truck Corporation                           3,003         132,132
                 + Osicom Technologies, Inc.                           1,827          29,346
                   Otter Tail Power Company                            4,330         120,158
                   Overseas Shipholding Group, Inc.                    4,365         100,122
                   Owens & Minor, Inc.                                 6,541         116,103
                   Owens Corning                                       9,400           7,638
                 + P-Com, Inc.                                        13,559          41,524
                   P.F. Chang's China Bistro, Inc.                     1,501          47,188
                   P.H. Glatfelter Company                             4,546          56,598
                 + PAREXEL International Corporation                   4,098          44,310
                 + PC-Tel, Inc.                                        2,602          27,972
                 + PC Connection, Inc.                                   806           8,362
                 + PETsMART, Inc.                                     21,956          63,124
                   PFF Bancorp, Inc.                                   1,946          40,623
                 + PICO Holdings, Inc.                                 1,976          24,577
                 + PLX Technology, Inc.                                2,772          23,042
                   PMA Capital Corporation (Class A)                   2,675          46,144
                 + PRAECIS Pharmaceuticals Incorporated                1,484          43,407
                 + PRI Automation, Inc.                                3,720          69,750
                   PS Business Parks, Inc.                             4,712         130,994
                 + PSS World Medical, Inc.                            14,243          71,215
                 + Pac-West Telecomm, Inc.                             3,026          10,402
                   Pacific Capital Bancorp                             4,462         125,494
                   Pacific Gulf Properties, Inc.                       3,815          23,367
                   Pacific Northwest Bancorp                           2,171          29,987
                 + Pacific Sunwear of California, Inc.                 6,149         157,568
                 + Packaging Corp. of America                          8,328         134,289
                 + Packard BioScience Company                          2,175          25,284
                 + Packeteer, Inc.                                     2,996          37,076
                 + Pactiv Corporation                                 31,017         383,835
                 + Palm Harbor Homes, Inc.                             3,227          50,825
                   Pan Pacific Retail Properties, Inc.                 3,606          80,459
                 + Papa John's International, Inc.                     3,987          88,711
                 + Paradigm Genetics, Inc.                             1,321          13,210
                 + Paradyne Networks, Inc.                             3,334           6,043
                   Park Electrochemical Corp.                          2,984          91,572
                   Park National Corporation                           1,570         140,809
                 + Parker Drilling Company                            13,850          70,116
                 + ParkerVision, Inc.                                  1,551          56,805
                   Parkway Properties, Inc.                            1,494          44,353
                   Patina Oil & Gas Corporation                        2,602          62,448
                 + Patterson Energy, Inc.                              6,490         241,753
                 + Paxar Corporation                                   6,444          65,648
                 + Paxson Communications Corporation                   5,618          67,065
                 + Payless ShoeSource, Inc.                            4,285         303,164
                 + Pegasus Systems, Inc.                               4,824          33,467
                   Penn Engineering & Manufacturing Corp.                933          32,888
                 + Penn National Gaming, Inc.                          1,075          10,952
                   Penn Virginia Corporation                             854          28,342
                 + Pennaco Energy, Inc.                                3,040          59,660
                   Pennsylvania Real Estate Investment Trust           2,786          53,282
                   Pennzoil-Quaker State Company                      15,181         195,455
                   Penton Media, Inc.                                  3,730         100,244
                   People's Bank                                       5,897         152,585
                   Peoples Energy Corporation                          6,771         303,002
                   The Pep Boys-Manny, Moe & Jack                     10,037          36,384
                 + Per-Se Technologies, Inc.                           5,302          18,474
                 + Peregrine Pharmaceuticals, Inc.                    13,641          12,788
                 + Performance Food Group Company                      2,632         134,931
                 + Pericom Semiconductor Corporation                   3,667          67,840
                 + Perot Systems Corporation (Class A)                11,293         103,754
                 + Perrigo Company                                    10,265          85,007
                 + Persistence Software, Inc.                          2,355          10,450
                 + Pharmaceutical Product Development, Inc.            3,246         161,286
                 + Pharmacopeia, Inc.                                  3,551          77,456
                 + Pharmacyclics, Inc.                                 3,091         105,867
                 + Philadelphia Consolidated Holding Corp.             1,763          54,433
                   Philadelphia Suburban Corporation                   7,664         187,768
                   Phillips-Van Heusen Corporation                     3,356          43,628
                   Phoenix Investment Partners, Ltd.                   7,683         120,527
                 + Phoenix Technologies Ltd.                           4,779          64,442
                 + Photogen Technologies, Inc.                         1,516           2,558
                 + Photon Dynamics, Inc.                               2,262          50,895
                 + Photronics, Inc.                                    4,430         103,828
                   Piedmont Natural Gas Company, Inc.                  5,491         209,688
                   Pier 1 Imports, Inc.                               17,736         182,903
                   Pilgrim's Pride Corporation                         2,358          18,422
                 + Pinnacle Entertainment, Inc.                        3,477          46,940
                 + Pinnacle Systems, Inc.                              8,933          65,881
                 + Pioneer Natural Resources Company                  18,247         359,238
                   Pioneer-Standard Electronics, Inc.                  6,431          70,741
                   Pittston Brink's Group                             10,156         201,851
                 + Pixelworks, Inc.                                    1,228          27,477
                 + Plains Resources Inc.                               2,454          51,841
                 + Plantronics, Inc.                                   8,998         422,906
                 + Playboy Enterprises, Inc.                           3,194          31,740
                 + Playtex Products, Inc.                              4,866          46,835
                 + Plexus Corporation                                  6,703         203,708
                   Pogo Producing Company                              7,838         243,958
                   Polaris Industries, Inc.                            4,061         161,425
                   Polaroid Corporation                                7,388          42,943
                 + Polo Ralph Lauren Corporation                      10,375         231,492
                 + PolyMedica Corporation                              2,028          67,685
                   Polymer Group, Inc.                                 3,097          16,646
                   PolyOne Corporation                                15,571          91,480
                   Pope & Talbot, Inc.                                 3,105          52,203
                   Potlatch Corporation                                5,084         170,632
                 + Power Integrations, Inc.                            5,328          61,272
                 + Pre-Paid Legal Services, Inc.                       3,756          95,778
                   Precision Castparts Corp.                           9,299         391,139
                 + Predictive Systems, Inc.                              600           4,294
                   Premier National Bancorp, Inc.                      3,388          70,513
                   Prentiss Properties Trust                           6,973         187,835
                   Presidential Life Corporation                       4,442          66,352
                 + Presstek, Inc.                                      4,691          49,256
                 + Price Communications Corporation                    8,074         135,744
                 + PriceSmart, Inc.                                      648          21,303
                 + Prima Energy Corporation                            1,992          69,720
                   Prime Group Realty Trust                            2,385          34,284
                 + Prime Hospitality Corp.                             8,073          93,849
                   Primex Technologies, Inc.                           1,435          45,741
                 + Primus Knowledge Solutions, Inc.                    2,380          15,470
                 + Primus Telecommunications Group,
                     Incorprorated                                     5,369          12,416
                 + Priority Healthcare Corporation (Class B)           3,901         159,210
                 + Private Media Group, Inc.                           1,990          15,360
                 + Prize Energy Corporation                              280           5,810
                 + ProBusiness Services, Inc.                          2,519          66,911
                 + Procom Technology, Inc.                               912          11,828


                                    26 & 27

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Prodigy Communications Corporation
                     (Class A)                                         3,580       $   5,370
                 + Professional Detailing, Inc.                          890          94,131
                 + The Profit Recovery Group International,
                     Inc.                                              4,769          30,402
                 + Progress Software Corporation                       6,019          86,899
                 + Project Software & Development, Inc.                2,811          30,174
                   Promistar Financial Corp.                           2,782          48,381
                 + ProsoftTraining.com                                 4,151          50,331
                   Provident Bancshares Corporation                    4,692          97,946
                   Provident Financial Group, Inc.                     4,382         164,325
                 + Province Healthcare Company                         5,776         227,430
                 + Proxim, Inc.                                        4,631         199,133
                   Public Service Company of New Mexico                6,878         184,416
                   Pulitzer Inc.                                       1,855          86,907
                   Pulte Corporation                                   5,959         251,395
                 + Puma Technology, Inc.                               5,832          24,239
                 + PurchasePro.com, Inc.                               3,664          64,120
                 + Pure Resources, Inc.                                8,595         174,049
                 + QRS Corporation                                     2,553          32,710
                   Quanex Corporation                                  2,444          49,186
                 + Quantum Corporation--Hard Disk Drive               14,288         114,304
                 + QuickLogic Corporation                              4,347          30,157
                 + Quiksilver, Inc.                                    4,549          88,137
                 + Quintus Corporation                                 3,200           9,500
                 + Quokka Sports, Inc.                                 3,000           1,688
                 + Quorum Health Group, Inc.                          13,870         218,453
                   R & G Financial Corporation (Class B)               2,937          41,852
                 + R.H. Donnelley Corporation                          6,277         152,610
                 + RARE Hospitality International, Inc.                3,395          75,751
                 + REMEC, Inc.                                         6,868          66,105
                   RFS Hotel Investors, Inc.                           4,414          57,658
                   RGS Energy Group Inc.                               6,888         223,430
                   RLI Corp.                                           1,144          51,123
                   RPC, Inc.                                           1,981          28,725
                   RPM, Inc.                                          20,346         174,213
                 + RTI International Metals, Inc.                      2,821          40,376
                 + Radiant Systems, Inc.                               2,831          58,036
                 + RadiSys Corporation                                 2,575          66,628
                 + Rainbow Technologies, Inc.                          4,065          64,278
                 + Ralcorp Holdings, Inc.                              5,824          95,368
                 + Ramp Networks, Inc.                                 3,454          19,753
                 + Rare Medium Group, Inc.                             5,720          10,904
                   Raymond James Financial, Inc.                       6,963         242,835
                   Rayonier Inc.                                       5,179         206,189
                 + Rayovac Corporation                                 4,833          68,568
                 + Razorfish, Inc.                                     2,062           3,351
                   Realty Income Corporation                           4,876         121,291
                   Reckson Associates Realty Corporation              10,251         256,916
                 + Reebok International Ltd.                           8,600         235,124
                   Regal-Beloit Corporation                            3,700          63,122
                   Regency Realty Corporation                          5,701         135,042
                 + Regeneron Pharmaceuticals, Inc.                     3,236         114,120
                 + Regent Communications, Inc.                         3,474          20,627
                   Regis Corporation                                   6,999         101,486
                 + Register.com, Inc.                                    729           5,103
                 + RehabCare Group, Inc.                               2,583         132,702
                   Reliance Group Holdings, Inc.                      34,505             207
                   Reliance Steel & Aluminum Co.                       3,581          88,630
                 + Remedy Corporation                                  4,635          76,767
                 + Renal Care Group, Inc.                              8,730         239,393
                 + Rent A Center Inc.                                  3,358         115,851
                 + Rent-Way, Inc.                                      4,631          20,550
                   Republic Bancorp Inc.                               8,312          89,874
                   Republic Security Financial Corporation             9,941          71,762
                 + Res-Care, Inc.                                      2,919          13,136
                 + Research Frontiers Incorporated                     1,724          30,170
                 + ResMed Inc.                                         5,713         227,806
                 + Respironics, Inc.                                   6,502         185,307
                 + Retek Inc.                                          8,700         212,063
                 + Revlon, Inc. (Class A)                              1,336           6,627
                 + Rhythms NetConnections Inc.                         6,000           6,750
                 + Ribozyme Pharmaceuticals, Inc.                      1,600          22,900
                 + Rica Foods, Inc.                                    1,057           5,681
                   Richmond County Financial Corp.                     5,676         148,286
                   Riggs National Corporation                          2,957          41,213
                 + Rightchoice Managed Care, Inc.                      1,282          44,630
                   Riviana Foods Inc.                                  1,951          38,288
                   Roadway Express, Inc.                               1,883          39,896
                   Robbins & Myers, Inc.                               1,163          28,057
                 + The Robert Mondavi Corporation (Class A)            1,776          96,126
                 + Robotic Vision Systems, Inc.                        6,889          18,945
                   Rock-Tenn Company (Class A)                         1,909          14,198
                 + Rogers Corporation                                  2,577         105,818
                   Rollins, Inc.                                       3,221          64,621
                   Rollins Truck Leasing Corp.                         8,080          64,640
                   Roper Industries, Inc.                              5,939         196,358
                   Roslyn Bancorp, Inc.                               12,647         345,421
                   Ruby Tuesday, Inc.                                 12,029         183,442
                   Ruddick Corporation                                 5,037          57,611
                 + Rudolph Technologies, Inc.                            712          21,494
                 + Rural Cellular Corporation (Class A)                1,720          50,955
                   Russ Berrie and Company, Inc.                       1,573          33,230
                   Russell Corporation                                 5,156          79,596
                 + Ryan's Family Steak Houses, Inc.                    6,924          65,345
                   Ryder System, Inc.                                 11,413         189,741
                   Ryerson Tull, Inc.                                  3,670          30,278
                   The Ryland Group, Inc.                              2,156          87,857
                   S&T Bancorp, Inc.                                   4,838         104,622
                 + SAGA Systems, Inc.                                  5,019          57,405
                 + SAVVIS Communications Corporation                   2,716           2,377
                 + SBA Communications Corporation                      4,893         200,919
                 + SBS Technologies, Inc.                              2,465          73,796
                 + SCM Microsystems, Inc.                              2,397          79,101
                 + SCP Pool Corporation                                3,056          91,871
                   SCPIE Holdings Inc.                                 2,202          52,022
                 + SEACOR SMIT Inc.                                    3,380         177,873
                   SEMCO Energy, Inc.                                  3,981          61,954
                 + SERENA Software, Inc.                               2,773          94,932
                 + SICOR Inc.                                          7,155         103,300
                 + SIPEX Corporation                                   3,951          94,577
                 + SITEL Corporation                                   7,834          22,523
                   SJW Corp.                                             293          29,886
                   SL Green Realty Corp.                               4,338         121,464
                   SLI, Inc.                                           2,580          16,609
                 + SONICblue Incorporated                             16,590          68,434
                 + SPS Technologies, Inc.                              2,277         124,808
                 + SPSS Inc.                                           1,470          32,432
                 + STAAR Surgical Company                              2,800          35,175
                 + STERIS Corporation                                 11,442         184,502
                 + SVI Holdings, Inc.                                  1,732           1,732
                 + Saba Software, Inc.                                   693          10,915
                 + Saga Communications, Inc. (Class A)                   944          14,042
                 + Sagnet Technology, Inc.                             3,267           4,492
                 + Salem Communications Corporation
                     (Class A)                                         3,825          57,136
                 + Salton, Inc.                                        2,053          42,471
                 + Sanchez Computer Associates, Inc.                   2,288          18,876
                   Sandy Spring Bancorp, Inc.                          2,212          50,323
                 + SangStat Medical Corporation                        3,299          39,176
                   Santander BanCorp                                     977          18,807
                 + SatCon Technology Corporation                       1,570          15,504
                   Sauer-Danfoss, Inc.                                 3,241          30,384
                   Saul Centers, Inc.                                  2,617          48,742
                 + Scholastic Corporation                              2,783         246,643
                 + School Specialty, Inc.                              3,682          73,870
                   Schweitzer-Manduit International, Inc.              2,746          52,586
                 + SciClone Pharmaceuticals, Inc.                      6,310          25,240
                 + Scientific Learning Corporation                     1,697           7,159
                 + SciQuest.com, Inc.                                  4,207           5,522
                 + Scott Technologies, Inc.                            1,998          44,705
                 + The Scotts Company (Class A)                        2,672          98,697
                 + SeaChange International, Inc.                       2,975          60,430
                   Seacoast Financial Services Corporation             3,868          46,416
                 + Secure Computing Corporation                        4,863          48,022
                 + Security Capital Group Incorporated
                     (Class B)                                         6,161         123,605
                 + SeeBeyond Technology Corporation                      595           6,099
                 + Seitel, Inc.                                        3,960          73,013
                 + Selectica, Inc.                                       803          19,423
                   Selective Insurance Group, Inc.                     4,329         104,978
                 + Seminis, Inc. (Class A)                             5,000           3,125
                 + Semitool, Inc.                                      3,432          33,248
                   Senior Housing Properties Trust                     1,902          17,712
                   Sensient Technologies Corporation                   8,901         202,498
                 + Sensormatic Electronics Corporation                13,430         269,439
                 + Sequa Corporation (Class A)                         1,015          36,921
                 + Sequenom Inc.                                       1,219          17,066
                 + Sequoia Software Corporation                        1,324           2,524
                 + Service Corporation International                  52,932          92,631
                 + The Shaw Group Inc.                                 6,368         318,400
                 + ShopKo Stores, Inc.                                 4,988          24,940
                   Shurgard Storage Centers, Inc. (Class A)            5,077         124,069
                   Sierra Pacific Resources                           15,001         240,954
                 + Silicon Graphics, Inc.                             32,709         130,836
                 + Silicon Image, Inc.                                 5,732          31,168
                 + Silicon Valley Bancshares                           7,441         257,180
                 + Silicon Valley Group, Inc.                          6,150         176,813
                 + SilverStream Software, Inc.                         2,064          42,570
                 + Simpson Manufacturing Co., Inc.                     1,373          70,023
                 + Sinclair Broadcast Group, Inc. (Class A)            8,969          89,970
                 + Sirius Satellite Radio Inc.                         6,247         187,020
                 + Skechers U.S.A., Inc. (Class A)                     2,907          45,059
                   Sky Financial Group, Inc.                          15,584         261,032
                   Skyline Corporation                                 1,916          36,284
                   SkyWest, Inc.                                       8,408         241,730
                 + Smart & Final Inc.                                  3,267          27,770


                                    28 & 29

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + SmartDisk Corporation                               1,067         $ 4,135
                 + SmartServ Online, Inc.                                705           5,001
                 + Smithfield Foods, Inc.                              9,999         303,970
                   Snap-On Incorporated                               11,076         308,744
                 + Sodexho Marriott Services, Inc.                     5,711         126,356
                 + SoftNet Systems, Inc.                               4,948           8,968
                   Solutia Inc.                                       19,472         233,664
                 + Somera Communications, Inc.                         4,949          42,994
                 + Sonic Automotive, Inc.                              2,929          20,137
                 + Sonic Corp.                                         5,367         125,118
                 + Sonic Foundry, Inc.                                 1,948           2,557
                 + Sonic Innovations, Inc.                               291           1,946
                 + SonicWALL, Inc.                                     4,320          70,200
                   SonoSite, Inc.                                      1,911          24,365
                   Sotheby's Holdings, Inc. (Class A)                  7,411         171,843
                 + The Source Information Management
                     Company                                           2,603           9,761
                   The South Financial Group, Inc.                     7,596         100,647
                   South Jersey Industries, Inc.                       2,433          72,382
                   Southern Peru Limited                               5,459          70,285
                 + Southern Union Company                              5,275         139,788
                 + Southwest Bancorporation of Texas, Inc.             5,547         238,174
                   Southwest Gas Corporation                           5,174         113,181
                   Southwest Securities Group, Inc.                    3,191          82,567
                   Southwestern Energy Company                         4,972          51,585
                   Sovran Self Storage, Inc.                           1,824          36,252
                 + Spanish Broadcasting System, Inc. (Class A)         6,303          31,515
                   Spartech Corporation                                2,594          53,339
                 + Spectra-Physics Lasers, Inc.                          577          14,569
                 + SpectraLink Corporation                             2,161          31,199
                 + SpeedFam-IPEC, Inc.                                 4,999          30,306
                 + Speedway Motorsports, Inc.                          2,310          55,440
                 + Spherion Corporation                                9,448         106,881
                   Spiegel, Inc. (Class A)                             3,773          16,271
                 + Spinnaker Exploration Company                       1,108          47,090
                 + SportsLine USA, Inc.                                3,646          19,369
                   Springs Industries, Inc. (Class A)                  2,677          86,835
                   St. Mary Land & Exploration Company                 5,656         188,416
                 + Stamps.com Inc.                                     6,727          18,709
                   StanCorp Financial Group, Inc.                      5,850         279,338
                 + Standard Microsystems Corporation                   2,509          50,807
                   Standard Pacific Corp.                              4,527         105,819
                   The Standard Register Company                       1,969          28,058
                   Standex International Corporation                   1,735          35,784
                 + Stanford Microdevices, Inc.                           891          32,076
                 + Star Scientific, Inc.                               4,543          11,074
                 + StarBase Corporation                                8,129          19,052
                 + StarMedia Network, Inc.                             7,156          13,529
                 + StarTek, Inc.                                       1,213          18,650
                   State Auto Financial Corporation                    1,929          34,481
                   Staten Island Bancorp, Inc.                         6,468         138,254
                 + Station Casinos, Inc.                               6,829         102,008
                 + Steel Dynamics, Inc.                                7,642          84,062
                 + Stein Mart, Inc.                                    5,540          64,403
                   Stepan Company                                        582          13,786
                 + Stericycle, Inc.                                    2,954         112,621
                   Sterling Bancshares, Inc.                           5,482         108,270
                 + Steve Madden, Ltd.                                  2,306          17,583
                   Stewart & Stevenson Services, Inc.                  5,735         130,202
                   Stewart Enterprises, Inc. (Class A)                20,368          38,827
                   Stewart Information Services Corporation            2,693          59,751
                 + Stillwater Mining Company                           7,401         291,229
                 + Stockwalk.com Group, Inc.                             761           1,617
                 + Stone Energy Corporation                            3,236         208,884
                 + Stoneridge, Inc.                                    1,988          13,419
                 + Storage Technology Corporation                     17,300         155,700
                   Storage USA, Inc.                                   5,023         159,480
                   Strayer Education, Inc.                             1,050          26,841
                   The Stride Rite Corporation                         7,904          55,328
                 + Structural Dynamics Research Corporation            7,080          70,800
                   The Student Loan Corporation                          869          47,306
                   Sturm, Ruger & Company, Inc.                        3,698          34,900
                 + Suiza Foods Corporation                             5,535         265,680
                   Summit Properties Inc.                              4,972         129,272
                   Sun Communities, Inc.                               3,573         119,696
                 + Sunbeam Corporation                                 9,960           3,113
                 + Sunglass Hut International, Inc.                    6,108          31,304
                 + Sunrise Assisted Living, Inc.                       3,748          93,700
                 + Sunrise Technologies International, Inc.            9,717          17,308
                 + Superconductor Technologies Inc.                    3,192          11,571
                 + SuperGen, Inc.                                      3,945          54,737
                 + Superior Energy Services, Inc.                      9,075         104,363
                   Superior Industries International, Inc.             3,239         102,231
                 + Superior TeleCom Inc.                               1,408           2,728
                 + Supertex, Inc.                                      1,671          33,028
                 + SurModics, Inc.                                     2,462          90,633
                   Susquehanna Bancshares, Inc.                        6,980         115,170
                 + Swift Energy Company                                3,829         144,066
                 + Swift Transportation Co., Inc.                      7,876         156,043
                 + Switchboard Incorporated                            1,448           4,299
                 + Sykes Enterprises, Incorporated                     3,230          14,333
                 + Sylvan Learning System, Inc.                        5,308          78,625
                 + SymmetriCom, Inc.                                   4,866          47,444
                 + Symyx Technologies                                  3,765         135,540
                 + Syncor International Corporation                    3,716         135,170
                 + Syntel, Inc.                                          719           4,134
                 + Syntroleum Corporation                              6,437         109,429
                 + Systemax Inc.                                       3,446           4,308
                 + Systems & Computer Technology
                     Corporation                                       5,740          70,674
                 + TALK.com, Inc.                                     12,447          17,893
                 + THQ Inc.                                            3,826          93,259
                 + Take-Two Interactive Software, Inc.                 5,309          61,054
                   Tanger Factory Outlet Centers, Inc.                 1,382          31,527
                 + Tanning Technology Corporation                      2,597           9,576
                 + Targeted Genetics Corporation                       5,283          35,330
                   Taubman Centers, Inc.                               7,150          78,203
                   Technitrol, Inc.                                    4,331         178,112
                 + Technology Solutions Company                        7,311          15,536
                   Tecumseh Products Company (Class A)                 3,249         136,255
                   Tejon Ranch Co.                                       812          15,623
                   Tejon Ranch Co. (Rights) (a)                          812              25
                 + Telaxis Communications Corporation                  1,029           1,865
                 + TelCom Semiconductor, Inc.                          3,260          37,083
                 + Teledyne Technologies Incorporated                  5,474         129,323
                   Teleflex Incorporated                               7,237         319,785
                 + Teligent, Inc. (Class A)                            3,669           7,109
                 + Telocity, Inc.                                      1,110           2,220
                 + TenFold Corporation                                 2,820           4,230
                   Tennant Company                                     1,530          73,440
                   Tenneco Automotive Inc.                             7,931          23,793
                 + Terex Corporation                                   4,320          69,930
                 + Terremark Worldwide, Inc.                          22,124          16,593
                 + Tesoro Petroleum Corporation                        4,888          56,823
                 + Tetra Tech, Inc.                                    6,806         216,941
                 + Texas Biotechnology Corporation                     7,197          61,822
                   Texas Industries, Inc.                              3,695         110,850
                   Texas Regional Bancshares, Inc. (Class A)           2,526          82,082
                 + Theragenics Corporation                             3,987          19,935
                 + Therma-Wave Inc.                                    2,463          34,482
                 + Thermo Cardiosystems Inc.                           2,293          20,064
                 + Thermo Fibertek Inc.                                  959           3,297
                   Thomas Industries Inc.                              2,621          60,938
                   Thor Industries, Inc.                               1,034          20,422
                 + Thoratec Laboratories Corporation                   2,446          26,906
                 + Three-Five Systems, Inc.                            3,873          69,714
                 + The Timberland Company (Class A)                    2,976         199,020
                   The Timken Company                                  8,866         134,098
                 + Titan Pharmaceuticals, Inc.                         4,109         145,335
                 + TiVo Inc.                                           2,548          13,696
                 + Toll Brothers, Inc.                                 4,142         169,304
                 + Tollgrade Communications, Inc.                      2,162          78,913
                 + Tom Brown, Inc.                                     5,470         179,826
                 + Too Inc.                                            5,377          67,213
                 + The Topps Company, Inc.                             8,685          79,793
                   The Toro Company                                    2,076          76,163
                 + Tower Automotive, Inc.                              8,083          72,747
                   Town & Country Trust                                3,507          67,729
                 + Trammell Crow Company                               4,294          57,969
                 + Trans World Entertainment Corporation               5,323          47,574
                 + Transaction Systems Architects, Inc.
                     (Class A)                                         5,950          68,797
                 + Transkaryotic Therapies, Inc.                       3,880         141,378
                 + TransMontaigne Inc.                                 4,029          11,080
                 + Travelocity.com Inc.                                2,394          29,027
                   Tredegar Corporation                                4,543          79,219
                 + Trendwest Resorts, Inc.                               480          12,960
                 + Trex Company, Inc.                                  1,233          31,056
                 + Triad Guaranty Inc.                                 2,853          94,506
                 + Triad Hospitals, Inc.                               6,535         212,796
                 + Triangle Pharmaceuticals, Inc.                      5,352          26,426
                 + Triarc Companies, Inc.                              2,610          63,293
                 + Trico Marine Services, Inc.                         4,641          71,645
                 + Tricord Systems, Inc.                               2,975          23,986
                 + Trimble Navigation Limited                          4,094          98,256
                 + Trimeris, Inc.                                      2,945         161,607
                   Trinity Industries, Inc.                            7,497         187,425
                 + Triumph Group, Inc.                                 1,965          80,565
                 + The TriZetto Group, Inc.                            2,553          42,603
                   The Trust Company of New Jersey                     2,465          30,967
                   TrustCo Bank Corp NY                               10,803         131,662
                   Trustmark Corporation                              11,667         245,007
                   Tucker Anthony Sutro Corporation                    3,558          87,393
                 + Tuesday Morning Corporation                         1,648           8,755


                                    30 & 31

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                 + Tularik Inc.                                        1,744       $  51,339
                 + Tumbleweed Communications Corporation               1,710          29,257
                   Tupperware Corporation                             11,119         227,245
                 + Tut Systems, Inc.                                   2,928          24,156
                 + Tweeter Home Entertainment Group, Inc.              3,111          37,915
                 + Twinlab Corporation                                 3,315           5,594
                   U.S. Aggregates, Inc.                                 724           5,566
                   U.S. Industries, Inc.                              14,695         117,560
                 + U.S. Interactive, Inc.                              3,300             928
                 + U.S. Wireless Corporation                           2,196           9,608
                   U.S.B. Holding Co., Inc.                            2,489          31,268
                 + UCAR International Inc.                             8,312          81,042
                   UCBH Holdings, Inc.                                 2,099          97,866
                   UGI Corporation                                     4,530         114,666
                 + UICI                                                6,490          38,534
                   UIL Holdings Corporation                            2,869         142,733
                   UMB Financial Corporation                           2,796         104,501
                 + UNOVA, Inc.                                         7,234          26,223
                 + URS Corporation                                     2,181          32,033
                 + US LEC Corp. (Class A)                              2,319          11,160
                 + US Oncology, Inc.                                  12,723          80,314
                   USEC Inc.                                          14,302          61,677
                   USFreightways Corporation                           5,178         155,745
                 + UTI Energy Corp.                                    5,697         187,289
                 + Ulticom, Inc.                                         699          23,810
                 + Ultimate Electronics, Inc.                          1,786          39,180
                 + Ultratech Stepper, Inc.                             4,417         114,290
                 + Unifi, Inc.                                         9,629          86,059
                 + Unigraphics Solution Inc.                             934          15,236
                 + Uniroyal Technology Corporation                     2,925          18,281
                   UniSource Energy Corporation                        5,175          97,355
                 + Unit Corporation                                    6,496         123,018
                 + United Auto Group, Inc.                               855           5,718
                   United Bankshares, Inc.                             6,202         131,793
                   United Community Financial Corp.                    7,246          50,269
                   United Dominion Realty Trust, Inc.                 19,805         214,142
                   United National Bancorp                             2,605          49,983
                 + United Natural Foods, Inc.                          1,295          22,824
                 + United Rentals, Inc.                                5,818          78,179
                 + United Stationers, Inc.                             6,248         149,952
                   United Television, Inc.                               684          79,344
                 + United Therapeutics Corporation                     2,516          37,111
                 + Universal Access, Inc.                              1,967          15,736
                 + Universal Compression Holdings, Inc.                1,275          48,052
                   Universal Corporation                               5,279         184,765
                 + Universal Display Corporation                       2,189          15,733
                 + Universal Electronics Inc.                          2,905          44,846
                   Universal Forest Products, Inc.                     1,691          22,406
                 + VASCO Data Security International, Inc.             1,965          10,562
                 + VIA NET.WORKS, Inc.                                 2,549           9,718
                 + VISX, Incorporated                                  9,875         103,070
                 + VIVUS, Inc.                                         5,849          12,612
                 + Vail Resorts, Inc.                                  2,283          53,508
                 + Valence Technology, Inc.                            5,830          54,292
                 + Valentis, Inc.                                      4,752          33,858
                   Valhi, Inc.                                         1,364          15,686
                   Valmont Industries, Inc.                            2,503          45,993
                   The Valspar Corporation                             6,816         219,339
                 + Value City Department Stores, Inc.                  2,002          10,511
                   Value Line, Inc.                                      339          11,717
                 + ValueClick, Inc.                                      415           2,049
                 + ValueVision International, Inc. (Class A)           7,448          94,031
                 + Vans, Inc.                                          2,780          47,086
                 + Varian Inc.                                         5,917         200,438
                 + Varian Medical Systems, Inc.                        5,904         401,103
                 + Varian Semiconductor Equipment
                     Associates, Inc.                                  5,868         139,365
                 + Vasomedical, Inc.                                  10,606          23,532
                 + VaxGen, Inc.                                        1,677          32,702
                   Vector Group Ltd.                                   2,516          39,784
                   Vectren Corporation                                11,301         289,588
                 + Veeco Instruments Inc.                              4,357         174,825
                 + Venator Group, Inc.                                25,322         392,491
                 + Ventana Medical Systems, Inc.                       2,058          38,073
                   Ventas, Inc.                                        9,946          55,946
                 + Ventiv Health, Inc.                                 2,541          31,921
                 + Ventro Corporation                                  4,550           4,550
                 + Veritas DGC Inc.                                    5,295         171,029
                 + Verity, Inc.                                        5,201         125,149
                 + Versata, Inc.                                         603           5,389
                 + Vertel Corporation                                  5,824          13,650
                 + Vertex Interactive, Inc.                            1,878          11,738
                 + Viador Inc.                                         2,228           2,924
                 + The viaLink Company                                 2,723           7,658
                 + ViaSat, Inc.                                        3,157          41,436
                 + Viasystems Group, Inc.                              7,873          65,444
                 + Viatel, Inc.                                        8,611          32,022
                 + Vical Incorporated                                  3,942          72,927
                 + Vicinity Corporation                                1,190           3,533
                 + Vicor Corporation                                   3,578         108,682
                 + Viewpoint Corporation                               4,613          25,083
                   Vintage Petroleum, Inc.                             8,532         183,438
                 + Visual Networks, Inc.                               4,302          13,982
                   Vital Signs, Inc.                                     678          21,781
                 + Volt Information Sciences, Inc.                     1,299          26,954
                 + Vyyo Inc.                                           1,171           7,172
                 + W.H. Brady Co.                                      3,122         105,563
                 + W.R. Grace & Co.                                    4,433          14,130
                   W Holding Company, Inc.                             4,810          55,916
                   WD-40 Company                                       2,607          50,674
                 + WESCO International, Inc.                           3,346          24,259
                 + WFS Financial Inc.                                  1,499          27,732
                   WGL Holdings Inc.                                   8,894         270,711
                 + WMS Industries Inc.                                 3,673          73,919
                   WPS Resources Corporation                           5,101         187,781
                   Wabash National Corporation                         3,676          31,706
                   Wabtec Corporation                                  4,663          54,790
                 + The Wackenhut Corporation (Class A)                 2,313          31,226
                   Wallace Computer Services, Inc.                     7,949         135,133
                   Walter Industries, Inc.                             6,191          46,433
                   The Warnaco Group, Inc.                            10,955          18,487
                   Washington Federal, Inc.                           10,109         287,475
                 + Washington Group International, Inc.                5,460          44,704
                   Washington Real Estate Investment Trust             6,032         142,506
                 + Waste Connections, Inc.                             3,440         113,735
                 + WatchGuard Technologies, Inc.                       2,056          65,021
                   Watsco, Inc.                                        3,399          39,156
                   Watts Industries, Inc. (Class A)                    2,794          38,767
                   Wausau--Mosinee Paper Corporation                   9,241          93,565
                 + Wave Systems Corp. (Class A)                        8,197          36,887
                 + Waypoint Financial Corp.                              843           9,273
                 + WebLink Wireless, Inc.                              9,037          31,065
                 + Websense, Inc.                                        394           5,713
                   Webster Financial Corporation                       9,633         272,734
                 + WebTrends Corporation                               2,277          65,891
                   Weingarten Realty Investors                         4,910         214,813
                 + Weirton Steel Corporation                           3,700           4,403
                   Wellman, Inc.                                       6,570          92,801
                   Wells Fargo Company                                   507          28,234
                   Werner Enterprises, Inc.                            5,006          85,102
                   WesBanco, Inc.                                      3,370          79,195
                   West Pharmacecuticial Services, Inc.                1,596          39,202
                   WestPoint Stevens Inc.                              6,845          51,269
                   Westamerica Bancorporation                          6,999         300,957
                   Westcorp                                            1,600          24,000
                 + Westell Technologies, Inc.                          4,919          15,064
                 + Western Digital Corporation                        25,120          61,230
                   Western Gas Resources, Inc.                         4,082         137,512
                   Western Resources, Inc.                            13,132         325,838
                   Westfield America, Inc.                             6,276          90,610
                 + White Electronic Designs Corporation                3,221          20,836
                 + Whitehall Jewelers, Inc.                            3,049          21,534
                   Whitney Holding Corporation                         4,100         148,881
                 + Whole Foods Market, Inc.                            5,006         305,992
                 + Wild Oats Markets, Inc.                             4,270          18,148
                 + Wilsons The Leather Experts Inc.                    1,416          19,824
                 + Wink Communications, Inc.                           3,792          22,752
                   Winnebago Industries, Inc.                          2,095          36,793
                 + Wisconsin Central Transportation
                     Corporation                                       9,761         147,025
                 + Wit Soundview Group, Inc.                          14,453          51,940
                 + Wolverine Tube, Inc.                                1,329          15,935
                   Wolverine World Wide, Inc.                          7,240         110,410
                 + Women.com Networks, Inc.                            1,200             263
                   Woodhead Industries, Inc.                           1,748          34,305
                   Woodward Govenor Company                            1,426          63,814
                 + World Access, Inc.                                  8,992          21,637
                 + World Wrestling Federation
                     Entertainment, Inc.                               2,577          41,232
                 + WorldGate Communications, Inc.                      2,586           9,859
                 + WorldPages.com, Inc.                                5,544          14,900
                 + Worldwide Xceed Group, Inc.                         2,375             297
                   Worthington Industries, Inc.                       13,849         111,658
                 + Wyndham International, Inc.                        25,287          44,252
                   X-Rite, Incorporated                                2,881          22,508
                 + XM Satellite Radio Holdings Inc. (Class A)          2,472          39,707
                 + XTRA Corporation                                    2,084         100,032
                 + Xircom, Inc.                                        4,699          72,835
                 + Xpedior Incorporated                                1,100             309
                 + Xybernaut Corporation                               5,439           9,178
                 + The Yankee Candle Company, Inc.                     2,322          25,687
                 + Yellow Corporation                                  5,169         105,238
                   York International Corporation                      7,333         225,031
                 + Young Broadcasting Inc. (Class A)                   2,104          70,451
                 + Z-Tel Technologies, Inc.                            1,769           9,177


                                    32 & 33

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Master Small Cap Index Series (continued)
                   -------------------------------------------------------------------------
Common Stocks                                                        Shares
(continued)        Issue                                              Held           Value
============================================================================================
                   Zale Corporation                                    6,673    $    193,934
                 + Zebra Technologies Corporation (Class A)            4,879         199,048
                   Zenith National Insurance Corp.                     1,344          39,480
                 + ZixIt Corporation                                   3,017          26,399
                 + Zoll Medical Corporation                            1,794          62,902
                 + Zomax Incorporated                                  5,554          25,340
                 + Zoran Corporation                                   2,579          39,975
                 + Zygo Corporation                                    2,284          64,594
                   -------------------------------------------------------------------------
                   Total Common Stocks (Cost--$166,997,178)--95.0%               160,765,862

=======================================================================================================
Short-Term      Face
Obligations     Amount                                      Issue
=======================================================================================================
Commercial   $7,904,000      General Motors Acceptance Corp., 6.75% due 1/02/2001             7,899,554
Paper*
=======================================================================================================
             Total Short-Term Obligations (Cost--$7,899,554)--4.7%                            7,899,554
=======================================================================================================
             Total Investments (Cost--$174,896,732)--99.7%                                  168,665,416
             Variation Margin on Financial Futures Contracts**--0.1%                            227,148
             Other Assets Less Liabilities--0.2%                                                351,268
                                                                                           ------------
             Net Assets--100.0%                                                            $169,243,832
                                                                                           ============
=======================================================================================================

         (a) The rights may be exercised until January 8, 2001.
         (b) American Depositary Receipts (ADR).
           * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
          ** Financial futures contracts purchased as of December 31, 2000 were as follows:

-------------------------------------------------------------------------------
Number of                                 Expiration
Contracts            Issue                   Date                       Value
-------------------------------------------------------------------------------
     33           Russell 2000            March 2001                 $8,065,200
-------------------------------------------------------------------------------
(Total Contract Price-- $7,919,689)                                  $8,065,200
                                                                     ==========
-------------------------------------------------------------------------------
+ Non-income producing security.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES            As of December 31, 2000
======================================================================================================================
Assets:                 Investments, at value (identified cost--$174,896,732).......                      $168,665,416
                        Cash........................................................                            15,804
                        Cash on deposit for financial futures contracts.............                           643,500
                        Receivables:
                          Contributions.............................................      $  958,225
                          Securities sold...........................................         560,535
                          Variation margin..........................................         227,148
                          Dividends.................................................         190,586
                          Investment adviser........................................          47,376         1,983,870
                                                                                          ----------
                        Prepaid expenses and other assets...........................                            67,994
                                                                                                          ------------
                        Total assets................................................                       171,376,584
                                                                                                          ------------
======================================================================================================================
Liabilities:            Payables:
                          Withdrawals...............................................       1,795,093
                          Securities purchased......................................         265,562         2,060,655
                                                                                          ----------
                        Accrued expenses and other liabilities......................                            72,097
                                                                                                          ------------
                        Total liabilities ..........................................                         2,132,752
                                                                                                          ------------
======================================================================================================================
Net Assets:             Net assets..................................................                      $169,243,832
                                                                                                          ============
======================================================================================================================
Net Assets              Partners' capital...........................................                      $175,329,637
Consist of:             Unrealized depreciation on investments--net.................                        (6,085,805)
                                                                                                          ============
                        Net assets..................................................                      $169,243,832
                                                                                                          ============
======================================================================================================================

                        See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES         For the Year Ended December 31, 2000
======================================================================================================================
Investment Income:      Dividends (net of $851 foreign withholding tax).............                      $  1,729,853
                        Interest and discount earned................................                         1,276,654
                                                                                                          ------------
                        Total income................................................                         3,006,507
                                                                                                          ------------
======================================================================================================================
Expenses:               Accounting services.........................................      $   60,596
                        Custodian fees..............................................          60,498
                        Professional fees...........................................          52,886
                        Investment advisory fees....................................          15,024
                        Amortization of organization expenses.......................           2,933
                        Pricing fees................................................           1,010
                        Trustees' fees and expenses.................................             978
                        Other.......................................................           2,795
                                                                                          ----------
                        Total expenses before reimbursement.........................         196,720
                        Reimbursement of expenses...................................         (55,436)
                                                                                          ----------
                        Total expenses after reimbursement..........................                           141,284
                                                                                                          ------------
                        Investment income--net......................................                         2,865,223
                                                                                                          ------------
======================================================================================================================
Realized &              Realized gain on investments--net...........................                         9,314,776
Unrealized Gain         Change in unrealized appreciation/depreciation on
(Loss) on               investments--net............................................                       (18,718,547)
Investments--Net:                                                                                         ------------
                        Net Decrease in Net Assets Resulting from Operations........                      $ (6,538,548)
                                                                                                          ============
======================================================================================================================

                        See Notes to Financial Statements.


                                     34 & 35

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Year
MASTER                                                                                          Ended December 31,
SMALL CAP                                                                                 ------------------------------
INDEX SERIES            Increase (Decrease) in Net Assets:                                    2000              1999
========================================================================================================================
Operations:             Investment income--net.......................................     $  2,865,223      $  1,660,469
                        Realized gain on investments--net............................        9,314,776         4,277,316
                        Change in unrealized appreciation/depreciation on
                        investments--net.............................................      (18,718,547)       12,859,318
                                                                                          ------------      ------------
                        Net increase (decrease) in net assets resulting from
                        operations...................................................       (6,538,548)       18,797,103
                                                                                          ------------      ------------
========================================================================================================================
Net Capital             Increase in net assets derived from net capital
Contributions:          contributions................................................       60,983,219        12,171,403
                                                                                          ------------      ------------
========================================================================================================================
Net Assets:             Total increase in net assets.................................       54,444,671        30,968,506
                        Beginning of year............................................      114,799,161        83,830,655
                                                                                          ------------      ------------
                        End of year*.................................................     $169,243,832      $114,799,161
                                                                                          ============      ============
========================================================================================================================
                        *Undistributed investment income--net........................     $  6,459,704      $  3,594,481
                                                                                          ============      ============
========================================================================================================================

                        See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                     For the Year             For the Period
MASTER                                                                            Ended December 31,         April 9, 1997+ to
SMALL CAP          The following ratios have been derived from           ---------------------------------      December 31,
INDEX SERIES       information provided in the financial statements.        2000        1999        1998            1997
==============================================================================================================================
Ratios to Average  Expenses, net of reimbursement.................             .09%        .14%        .17%            .18%*
Net Assets:                                                              =========   =========    ========        ========
                   Expenses.......................................             .13%        .17%        .28%            .29%*
                                                                         =========   =========    ========        ========
                   Investment income--net..........................           1.90%       1.83%       1.46%           1.78%*
                                                                         =========   =========    ========        ========
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands).......       $ 169,244   $ 114,799    $ 83,831        $ 95,745
Data:                                                                    =========   =========    ========        ========
                   Portfolio turnover.............................           50.51%      51.20%      48.16%          16.45%
                                                                         =========   =========    ========        ========
==============================================================================================================================

                 * Annualized.
                 + Commencement of operations.

                   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal


                                     36 & 37

                           Merrill Lynch Small Cap Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. Investment Advisory Agreement and Transac tions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2000, FAM earned fees of $15,024, all of which were waived. FAM also reimbursed the Series for additional expenses of $40,412.

For the year ended December 31, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., earned $51 in commissions on the executing of all portfolio security transactions.

Merrill Lynch Trust Company, an indirect wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $137,823,284 and $65,557,364, respectively.

Net realized gains (losses) for the year ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ....................      $ 11,066,657      $ (6,231,316)
Financial futures contracts ..............        (1,751,881)          145,511
                                                ------------      ------------
Total ....................................      $  9,314,776      $ (6,085,805)
                                                ============      ============
--------------------------------------------------------------------------------

As of December 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $6,681,783, of which $33,676,716 related to appreciated securities and $40,358,499 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $175,347,199.

4. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master Small Cap Index Series (One of the series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series as of December 31, 2000, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 1, 2001


                                    38 & 39

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 3--12/00

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